FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
COMPANY

Investment Company Act file number: 811-07596

The Southern Africa Fund, Inc.
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  (Exact name of registrant as specified in charter)

1055 Washington Boulevard
Stamford, CT 06901
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  (Address of principal executive offices)

Hendrik du Toit, President,
The Southern Africa Fund, Inc.
1055 Washington Boulevard, 3rd Floor,
Stamford CT 06901.
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (203) 324-0010

Date of Fiscal year-end: 11/30/2003

Date of reporting period: 7/1/2003 - 6/30/2004

Item 1. Proxy Voting Record

Vote Summary Report
01-Jul-2003 to 30-Jun-2004

ABSA GROUP LTD
CUSIP/CINS: S0269H108
Ticker:
Meeting Date: 22-Aug-03
S.1 Approve to amend the Articles of Association of the Company by the inclusion of a new Article 173, subject to the approval of the Registrar of Banks and the Listing Division of the JSE Securities Exchange South Africa

Mgmt For *

S.2 Authorize the Company, subject to the approval of the Registrar of Banks in terms of Section 85 of the Companies Act, 1973 Act 61 of1973 as amended the Companies Act and in terms of the Listings Requirements of the JSE, to repurchase, at the office price, being the volume weighted average trade price of ABSA ordinary shares on the JSE over the five trading days commencing on Friday,15 AUG 2003 and ending on Thursday, 21 AUG 2003 plus a 5% premium, the ordinary shares of those odd-lot holders who elect pursuant to the odd-lot offer the details, to sell their odd-lot holding to the Company or who do not make an election, which ordinary shares will be cancelled, delisted and restored to the status of authorized ordinary shares

Mgmt For *

O.1 Authorize the Directors, subject to the passing and registration of S.1, to make and implement an odd-lot offer to shareholders holding less than 100 ordinary shares in the Company at the close of business on Friday, 05 SEP 2003

Mgmt For *

O.2 Authorize the Directors to allot and issue as a specific authority, in terms of Section 221 of the Companies Act, at the offer price, being the volume weighted average traded price of the ordinary shares on the JSE over the five trading days commencing on Friday, 15 AUG 2003 and ending on Thursday, 21 AUG 2003such number of ordinary shares of ZAR 2,00 each in the capital of the Company as deem necessary to satisfy the ordinary shares required by those odd-lot holders who, pursuant to the odd-lot offer contained in the circular dated on 21JUL 2003 odd-lot offer, elect to increase their holdings to 100 ordinary shares

Mgmt For *

O.3 Authorize any Director or Officer of the Company to take all such steps and sign all such documents as are necessary to give effect to the resolutions passed at this general meeting

Mgmt For *

* Management position unknown

ABSA GROUP LTD
CUSIP/CINS: S0269H108
Ticker:
Meeting Date: 22-Aug-03

1.O1 Approve the Group and the Company financial statements for the YE
31MAR 2003

Mgmt For *

2.O2 Approve to sanction the current remuneration payable to Non-
Executive

Mgmt For *

3.O3 Approve to sanction the proposed remuneration payable to Non-
Executive

Mgmt For *

4.O4 Re-elect the retiring Directors by a single resolution

Mgmt For *

5.O5 Re-elect Messrs. Dr. D.C. Cronje, Mr. F.J. Du Toit, Mr. L.N. Jonker, Dr.F.A.Sonn, Mr. P.E.I. Swartz and Mr. T. Van Wyk as a Directors

Mgmt For *

6.O6 Approve the appointments of Mr. D.C. Arnold and Mr. G.R. Pardoe as the Directors of the Company

Mgmt For *

7.S1 Approve to increase the authorized share capital of the Company of ZAR 1.400,000,000 divided into 700,000,000 ordinary shares of ZAR 2 each, ZAR 1,600,000 divided into 800,000,000 ordinary shares of ZAR 2 each by the creation of an additional 100,000,000 ordinary shares of ZAR 2 each and amend the paragraph 8 of the Company s Articles of Association

Mgmt For *

8.O7 Approve, subject to passing of special Resolution 1, to place all the ordinary shares 10% of the Company s issued ordinary share capital under the control of the Directors in terms of Section 221 of the Companies Act No. 61 of the1973 as amended, who are authorized to allot and issue such shares to the ABSA Group Limited Share Incentive Scheme Trust or the participants there under Mgmt For *

9.O8 Approve that, subject to passing of special Resolution 1, the authorized but unissued ordinary shares of the Company be placed under the control of the Directors, subject to any applicable legislation and the requirements of any stock exchange of which shares in the capital of the Company are at that time listed, to allot and issue those shares on any such terms and conditions, subject to the proviso that the aggregate number of ordinary shares able to be allotted and issued in terms of this resolution, shall be limited to 5% of the number of shares in issue at 31 MAR 2003

Mgmt Against *

10.O Authorize the Directors, subject to the listing requirements of the JSE Securities Exchange South Africa, to allot and issue any authorized but unissued ordinary shares for cash, not exceeding in aggregate in any one FY, 15% of the Company s issued ordinary share capital at the maximum permitted discount of 10%of the weighted average trading price of such shares over the 30 previous days prior to the date of issue of such shares; Authority expires the earlier of the next AGM or 15 months ; a press announcement giving full details, including the impact on net asset value and earnings per share, will be published at the time of any issue representing, on a cumulative basis within one FY, 5% or more of the number of shares in issue prior to the issue

Mgmt Against *

11.S2 Authorize the Company or any of its subsidiaries, subject to the Companies Act, to acquire shares issued by the Company, but subject to the provisions of the Act and the listing requirements of the JSE, not exceeding in aggregate 20%of the Company s issued ordinary share capital in any 1 FY, at a price of no more than 10% above the weighted average market price of such shares over the previous 5 business days; Authority expires the earlier of the next AGM or 15months ; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of the relevant class of securities and for each 3% in aggregate of the initial number of that class acquired thereafter

Mgmt For *

* Management position unknown

ABSA GROUP LTD
CUSIP/CINS: S0269H108
Ticker:
Meeting Date: 25-Jun-04
S.1 Approve to increase in authorized share capital by the creation of 80467 500redeemable preference shares subject to the fulment of certain condictions precedent in the resolution

Mgmt For *

S.2 Amend the Absas existing Articles of Association by addition of the proposed new Articles setting out the terms and conditions of the redeemable preference shares

Mgmt For *

S.3 Grant authority to Absa to issue ordinary shares pursuant to exercise of the options attaching to the redeemable preference shares

Mgmt For *

4. Grant authority to the Directors of Absa to issue 73152300 redeemable preference shares to Batho Bonke, subject to the fulfillment of certain conditions precedent specified in the resolution

Mgmt For *

5. Grant authority to Absa to adopt ESOP Trust subject to the fulfillment of certain conditions precedent specified in the resolution

Mgmt For *

6. Grant authority to the Directors of Absa to issue up to a maximum of 73 152 300 redeemable preference shares to the Absa ESOP trust, subject to the fulfillment of certain condition in resolution

Mgmt For *

7. Appoint Mr. Nthobi Angel as a Director of Absa subject to the fulfillment of certain conditions precedent specified in the resolutions

Mgmt For *

8. Appoint Mr. Lesley Maasdorp as a Director of Absa , subject to the fulfillment of certain conditions precedent specified in the resolution

Mgmt For *

* Management position unknown

AFRICAN RAINBOW MINERALS GOLD LTD
CUSIP/CINS: S0166D101
Ticker:
 Meeting Date: 01-Sep-03

Approve the Scheme arrangement, which upon implementation will result in Harmony becoming the owner of the entire issued capital of African Rainbow MineralsGold Limited

1. Mgmt

AMALGAMATED BEVERAGE INDUSTRIES LTD
CUSIP/CINS: S02729101
Ticker:
Meeting Date: 14-Jul-03

Approve to adopt the annual financial statements for the Company and the Group for the YE 31 MAR 2003

1. Mgmt

Re-elect Mr. HBB Lloyd as a Director, who retires by rotation in accordance with the Articles of Association

2.1 Mgmt

Re-elect Mr. T. K. Gibbon as a Director, who retires by rotation in accordance with the Articles of Association

2.2 Mgmt

Re-elect Mr. E. M. Borcherds as a Director, who retires by rotation in accordance with the Articles of Association

2.3 Mgmt

Re-elect Mr. M. H. Hoy as a Director, who retires by rotation in accordance with the Articles of Association

2.4 Mgmt

Re-elect Mr. P. M. Bester as a Director, who retires by rotation in accordance with the Articles of Association

2.5 Mgmt

Ratify the appointment of Mr. M. J. Bowman Managing as a Director

 3.1 Mgmt

Ratify the appointment of Mr. T. C. Sanderson as a Director

3.2 Mgmt

Ratify the appointment of Ms. D. L. T. Dondur as a Director

3.3 Mgmt

Approve to place unissued shares of 1 cent each in the Company s capital under the control of the Directors to allot and place unissued ordinary shares of 1cent each in the capital of the Company and issue to such person and at such times as they may deem fit

4. Mgmt

Approve to determine the Executive and Non-Executive Directors fees for the YE 31 MAR 2004

5. Mgmt

AMALGAMATED BEVERAGE INDUSTRIES LTD
CUSIP/CINS: S02729101
Ticker:
Meeting Date: 30-Jun-04

1. Receive, approve and adopt the annual financial statements for the Company and the Group and the reports of the Directors and the Auditors for the YE 31 MAR2004

Mgmt For *

2. Re-elect Dr. M.P. Adonisi as an Independent Non-Executive Director, who retires by rotation
Mgmt For *

3. Re-elect Mr. J.A. Mabuza as a Non-Executive Director, who retires by rotation

Mgmt For *

4. Approve to ratify the appointment of Ms. A.P. Lemmert as an Executive
Director

Mgmt For *

5. Approve to ratify the appointment of Mr. Pillay as an Executive
Director

Mgmt For *

6. Re-appoint Ernst & Young as the Auditors of the Company until the conclusion of the next general meeting at which financial statements are laid before the Company

Mgmt For *

7. Authorize the Directors to agree the remuneration of the Auditors, as reported in the financial statements

Mgmt For *

8. Approve the fees to SABMiller Plc regarding services of the Non-Executive Directors Messrs. E.A.G. Mackay and M.I. Wyman at ZAR 4,000 per ABI Board meeting

Mgmt For *

9. Approve the fees for the Non-Executive and Independent Non- Executive
Directors: Dr. M.P. Adonisi and Messrs. P.M. Bester and J.A. Mabuza; a) per ABI Board meeting ZAR 16,200, b) per Remuneration Committee meeting ZAR 7,500, and c) per Audit Committee meeting ZAR 7,500

Mgmt For *

10. Approve to place 2,200,000 unissued ordinary shares of 1 cent each in the capital of the Company at the disposal of the Directors for allotment and issue to employees in the form of options in terms of the ABI Share Purchase Trust at such times and generally on such terms and conditions and for such consideration whether payable in cash or otherwise, as the trust deed allows, subject tithe provisions of the Companies Act, 1973 and the requirements of the JSE Securities Exchange South Africa

Mgmt For *

11. Approve to place 50,891,667 unissued ordinary shares of 1 cent each in the capital of the Company at the disposal of the Directors for allotment and issue to such persons and at such times and generally on such terms and conditions and for such consideration whether payable in cash or otherwise, as the Directors in their sole discretion may think proper, subject to the provisions of the Companies Act, 1973 and the requirements of the JSE Securities Exchange South Africa

Mgmt Against *

* Management position unknown

ANGLO AMERICAN PLATINUM CORP LTD
CUSIP/CINS: S7081Q109
Ticker:
Meeting Date: 30-Mar-04

S.1 Approve to increase the authorized share capital of the Company from ZAR 40,000,000 divided into 400,000,000 ordinary par value shares of 10 cents each, to ZAR 40,400,000 divided into 400,000,000 ordinary par value shares of 10 cents each and 40,000,000 convertible perpetual cumulative preference par value shares of 1 cent each, by creating 40,000,000 convertible perpetual cumulative preference par value shares of 1 cent each, having the rights and privileges in Article 142

Mgmt For *

S.2 Approve, subject to the passing of Resolution S.1, to amend the Company s Articles by inserting a new Article 142

Mgmt For *

S.3 Approve, subject to the passing of Resolutions S.1 and S.2, to increase the authorized share capital of the Company by an amount equal to any increase in the issued share capital of the Company arising on a conversion of the convertible perpetual cumulative preference shares to ordinary shares in terms of Article 142.6, provided that such increase shall not exceed more than 10% of the authorized share capital at the date of registration of this resolution and provided further that no such increase be effective until such time as the requisite form CM11 or other prescribed forms have been lodged with the Companies and Intellectual Property Registration Office and all requisite duty in respect of such increase in authorized capital have been paid

Mgmt For *

4. Approve, subject to the passing of Resolutions S.1, S.2 and S.3, to place the convertible perpetual cumulative preference shares in the authorized but unissued share capital of the Company under the control of the Directors for allotment and issue at the discretion of the Director of the Company, subject to all applicable legislation, the requirements of any recognized stock exchange on which the shares in the capital of the Company from time to time be listed and with such rights and privileges attached thereto as the Directors determine

Mgmt Against *

* Management position unknown

ANGLO AMERICAN PLATINUM CORP LTD
CUSIP/CINS: S7081Q109
Ticker:
Meeting Date: 30-Mar-04

1. Receive and consider the Group s annual financial statements for the YE 31 DEC2003

Mgmt For *

2.A Re-elect Mr. L. Boyd as a Director of the Company, who retires by rotation and in terms of the Articles of Association

Mgmt For *

2.B Re-elect Mr. W.A. Nairn as a Director of the Company, who retires by rotation and in terms of the Articles of Association

Mgmt For *

2.C Re-elect Mr. R. Havenstein as a Director of the Company

Mgmt For *

2.D Re-elect Dr. B.A. Khumalo as a Director of the Company

Mgmt For *

2.E Re-elect Mr. R.G. Mills as a Director of the Company

Mgmt For *

2.F Re-elect Mr. A.M. Thebyane as a Director of the Company

Mgmt For *

2.G Re-elect Mr. P.L. Zim as a Director of the Company

Mgmt For *

3. Appoint Deloitte and Touche as the Auditors of the Company for the ensuing year

Mgmt For *

4.O1 Approve to place the authorized but unissued ordinary shares of 10 cents each in the capital of the Company exclude the ordinary shares given to the specific authority to meet the requirements of the Anglo Platinum Share Option Scheme under the control of the Directors of the Company, subject to the provisions of the Companies Act, 1973, and the listing requirements of the JSE and authorize the Directors to allot and issue all or any portion of such shares on such terms and conditions as they determine

Mgmt Against *

5.O2 Approve to increase the fees payable to Non-Executive Directors

Mgmt For *

ANGLO AMERICAN PLATINUM CORP LTD
CUSIP/CINS: S7081Q109
Ticker:
Meeting Date: 05-Apr-04

0.1 Approve to resolve the share option scheme, the Long Term Incentive Plan and the Deferred Bonus Plan and the Share Trust

Mgmt

0.2 Authorize the Directors of the Company to take all necessary steps to implement the share incentive schemes and to register the Share Trust

Mgmt

ANGLO AMERICAN PLC
CUSIP/CINS: G03764100
Ticker:
Meeting Date: 21-Apr-04

1. Receive and adopt the financial statements comprising the consolidated financial statements of the Anglo American Group and the unconsolidated financial statements of Anglo American PLC incorporated therein and the reports of the Directors and the Auditors for the YE 31 DEC 2003

Mgmt
2. Declare a final dividend of US cents 39 per ordinary share, which, together with the interim dividend declared in AUG and paid in SEP 2003, will result in a total dividend in respect of the YE 31 DEC 2003 of US cents 54 per ordinary share

Mgmt

3. Elect Dr. M.S.B. Marques as a Director, in accordance with the provisions of the Articles of Association of the Company

Mgmt

4. Re-elect Mr. B.E. Davison as a Director, in accordance with the provisions of the Articles of Association of the Company

Mgmt

5. Re-elect Dr. C.E. Fay as a Director, in accordance with the provisions of the Articles of Association of the Company

Mgmt

6.Re-elect Mr. A.W. Lea as a Director, in accordance with the provisions of the Articles of Association of the Company

Mgmt

7. Re-elect Mr. R.J. Margetts as a Director, in accordance with the provisions of the Articles of Association of the Company

Mgmt

8. Re-elect Mr. W.A. Naim as a Director, in accordance with the provisions of the Articles of Association of the Company

Mgmt

9. Re-elect Mr. N.F. Oppenheimer as a Director, in accordance with the provisions of the Articles of Association of the Company

Mgmt

10. Re-appoint Deloitte & Touche LLP as the Auditors for the ensuing year and authorize the Directors to determine their remuneration

Mgmt

11. Approve the Directors remuneration report for the YE 31 DEC 2003 set out in the annual report

Mgmt

12. Approve that, the rules of the Anglo American Bonus Share Plan 2004 Plan referred to in the Chairman of the Remuneration Committee s as specified, and authorize the Directors to make such modifications to the Plan as they may consider necessary to take account of the requirements of the UK Listing Authority and best practice and to adopt the Plan as so modified and so all acts and things necessary to operate the Plan

Mgmt
13. Authorize the Directors to establish further plans based on the Plan but modified as may be necessary or desirable to take account of over securities laws, exchange control and tax legislation, provided that any ordinary shares of the Company against any limits on individual participation or overall participation in the Plan

Mgmt

14. Authorize the Directors to allot relevant securities conferred by
Article 9.2of the Company s Articles of Association be renewed until the date of the AGMin 2005 up to an aggregate nominal amount of USD
246,500,000 493 million ordinary shares

Mgmt

S. 15 Authorize the Directors to allot up to 63.5 million unissued ordinary shares for cash

Mgmt

S. 16 Authorize the Directors to repurchase up to 148 million shares in the Market

Mgmt

ANGLOGOLD ASHANTI LTD
CUSIP/CINS: S04255196
Ticker:
Meeting Date: 29-Jun-04

1.O.1 Authorize the Directors of the Company to allot and issue a maximum of 15,384,615 ordinary shares of 25 cents each in the authorized but unissued share capital of the Company for the purposes of the conversion of the USD 1,000,000,000, 2.375% guaranteed convertible bonds issued by AngloGold Holdings PLC

Mgmt For *

2.O.2 Authorize the Directors of the Company, subject to the provisions of the Companies Act Act 61 of 1973 , as amended, and the listings requirements of the JSE Securities Exchange South Africa, to allot and issue up to 10% of the authorized but unissued ordinary shares of 25 cents each in the share capital of the Company, remaining after setting aside so many ordinary shares of 25 cents each as may be required to be allotted and issued by the Company pursuant to the AngloGold Limited share Incentive Scheme and for the purposes of the conversion of the USD 1,000,000,000, 2.375% guaranteed convertible bonds issued by AngloGold Holdings PLC

Mgmt Against *

3.O.3 Authorize the Directors of the Company, subject to the passing of Resolution 2.O.2 and the listing requirements of the JSE Securities Exchange South Africa, to issue to public shareholders, the authorized but unissued shares of 25 cents each in the share capital of the Company which were placed under the control of the Directors as a general authority in terms of Resolution 2.O.2, not exceeding in aggregate 10% of the number of shares of the Company s unissued ordinary share capital, at the maximum permitted discount of 10% of the weighted average traded price of the ordinary shares on the JSE, over the 30 days prior to the date that the price of the issue is determined by the Directors; Authority expires the earlier of the next AGM of the Company, or 15 months ; a paid press announcement giving full details, including the impact on the net asset value and earnings per share, will be published at the time of any issue of shares representing, on a cumulative basis within one year, 5% or more of the number of the Company s issued shares prior to any such issue; this authority includes the issue of shares arising from any options or convertible securities issued for cash

Mgmt For *

* Management position unknown

ANGLOGOLD LTD
CUSIP/CINS: S04255196
Ticker:
Meeting Date: 08-Apr-04
PLEASE NOTE THAT THIS IS AN ORDINARY GENERAL MEETING.
THANK YOU.
Non-Voting No Vote *

S.1 Approve the entire issued share capital of Ashanti Goldfields Company limited be entered into between Ashanti and its Members and change the name of Anglogold Limited to Anglogold Ashanti Limited

Mgmt For *
* Management position unknown

ANGLOGOLD LTD
CUSIP/CINS: S04255196
Ticker:
Meeting Date: 29-Apr-04

1. Adopt the financial statements

Mgmt For *

2. Re-elect Mr. J.G. Best as a Director

Mgmt For *
3. Re-elect Mrs. E le R. Bradley as a Director

Mgmt For *
4. Re-elect Mr. A.J. Trahar as a Director

Mgmt For *

5. Approve the placement of unissued shares under the control of the Directors

Mgmt Against *

6. Grant authority to issue shares for cash

Mgmt For *

S.7 Approve the increase in Directors remuneration

Mgmt Abstain *

S.8 Grant authority to acquire the Company s own shares

Mgmt For *

* Management position unknown

AST GROUP LTD
CUSIP/CINS: S0752D101
Ticker:
Meeting Date: 17-Jul-03

S1. Amend the Articles of Association of the Company by deleting Article 3.7entirely to enable the Company to issue shares to parties who are not members of the Company, and thereby enable the underwriters to the proposed rights offer who are not presently shareholders of the Company to fulfill their underwriting obligations

Mgmt

S2.Approve to increase the authorized ordinary share capital of the Company, comprising 1,000,000,000 ordinary shares of 0.01 cent each to 3,000,000,000 ordinary shares by the creation of a further 2,000,000,000 ordinary shares having apar value of 0.01 cent each, which shall rank pari passu in all respects with the existing ordinary shares in the Company

Mgmt

S3. Approve that, subject to the passing and registration of Resolutions 1.S1 and2.S2 and at such later date as may be approved by the JSE Securities Exchange South Africa, each ten ordinary shares with a par value of 0.01 cent each in the authorized and issued share capital of the Company be consolidated into one share with a par value of 0.1 cent on the basis that any fraction of shares shall be rounded up or down as the case may be to the nearest whole number so that the authorized share capital of the Company shall be ZAR 300,000 comprising 3,000,000,000 ordinary shares of 0.1 cent each and the issued ordinary share capital of the Company shall be consolidated accordingly

Mgmt

01. Authorize the Directors of the Company, subject to the passing of Resolutions1.S1 and 2.S2, to allot and issue 1,333,333,333 unissued ordinary shares of the Company in terms of Section 221(2) of the Companies Act Number 61 of 1973 in order to implement the rights offer of no more than 1,333,333,333 shares at a price of 9 cents per share

Mgmt

PLEASE NOTE THAT THE OGM HELD ON 3 JUL 2003 HAS BEEN POSTPONED AND THE SECOND CONVOCATION WILL BE HELD ON 17 JUL 2003. PLEASE ALSO NOTE THE NEW CUTOFF DATE.IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU

Non-Voting

AVGOLD LTD
CUSIP/CINS: S83047100
Ticker:
Meeting Date: 10-Oct-03

1. Receive and approve the annual financial statements for the YE 30 JUN
2003

Mgmt For *

2.1 Re-elect Mr. G.S. Potgieter, who retires by rotation

Mgmt For *

2.2 Re-elect Mr. R.P. Menell, who retires by rotation

Mgmt For *

2.3 Re-elect Mr. M. Arnold, who retires by rotation

Mgmt For *

3. Approve to raise the remuneration of the Chairman from ZAR 55,000 to ZAR 90,000 per annum and that of the Directors from ZAR 40,000 to ZAR 70,000

Mgmt For *

4. Transact any other business

Other For *

* Management position unknown

AVGOLD LTD
CUSIP/CINS: S83047100
Ticker: Meeting Date: 03-May-04

1. Approve the scheme; upon implementation Harmony will become the owner of the entire issued share capital of the Applicant and the scheme participants will receive 1 Harmony share for every 10 shares held

Mgmt

BARLOWORLD LTD
CUSIP/CINS: S08470189
Ticker:
Meeting Date: 29-Jan-04

1. Authorize the Directors to allot and issue such number of ordinary shares of 5cents each in the unissued share capital of the Company so as to fulfill obligations under the Scheme between Avis SA and its ordinary shareholders

Mgmt For *

2. Authorize the Directors of the company to sign all documents and do all such other acts which may be required to carry ordinary resolution 1 into effect

Mgmt For *

PLEASE NOTE THAT THIS IS A REVISION DUE TO THE REVISED WORDING IN
RESOLUTION NO. 2. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

Non-Voting No Vote *

* Management position unknown

BARLOWORLD LTD
CUSIP/CINS: S08470189
Ticker:
Meeting Date: 29-Jan-04

0.1 Authorize the Directors of the Company to allot and issue such number of ordinary par value shares of 5 cents each in the unissued share capital of Barloworld as the Company may be required to allot and issue to order to fulfill its obligations under the scheme of arrangement in terms of section 311 of the Companies Act, 1973, proposed by the Company between Avis Southern Africa Limited and its ordinary shareholders, other than the Company and its subsidiaries

Mgmt

0.2 Authorize the Director of the Company to sign all documents and do all such other acts which may be required to carry ordinary resolution number one into effect

Mgmt

PLEASE NOTE THAT THIS IS A REVISION DUE TO THE REVISED WORDING OF
RESOLUTIONS.IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORMUNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

BARLOWORLD LTD
CUSIP/CINS: S08470189
Ticker:
Meeting Date: 29-Jan-04

1. Receive and adopt the Group financial statements, incorporating the Auditors report, for the YE 30 SEP 2003

Mgmt For *

2. Elect the Directors, who are available for re-election by a single resolution

Mgmt For *

3.a Re-elect Mr. L.S. Day as a Director

Mgmt For *

3.b Re-elect Mr. S.B. Pfeiffer as a Director

Mgmt For *

3.c Re-elect Mr. A.J. Phillips as a Director

Mgmt For *

3.d Re-elect Mr. P.M. Surgey as a Director

Mgmt For *

3.e Elect Mr. C.B. Thompson as a Director

Mgmt For *

3.f Re-elect Mr. R.C. Tomkinson as a Director

Mgmt For *

4. Approve the retention of the Deloitte & Touche as the External
Auditors of the Company and of the Group for the YE 30 SEP 2004

Mgmt For *

5. Approve to allot and grant a specified number of options to the following Directors: Mr. M.D. Coward, Mr. L.S. Day, Mr. B.P. Diamond, Mr. J.E. Gomersall, Mr. A.J. Lamprecht, Mr. A.J. Philips, Mr. P.M. Surgey and Mr. Thomson; and in the case if Mr. C.B. Thomson in the years prior to his appointment as a Director of the Company in terms of the Barloworld Share Option Scheme as approved and adopted by the Company, in terms of
Section 222(1)(a) of the South African Companies Act, 1973, as amended

Mgmt For *

6. Amend the rules of the Barloworld Share Option Scheme

Mgmt For *

PLEASE NOTE THAT YOUR STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU

Non-Voting No Vote *
* Management position unknown

BHP BILLITON PLC
CUSIP/CINS: G10877101
Ticker:
Meeting Date: 24-Oct-03

1. Receive the financial statements for BHP Billiton Limited for the YE 30 JUN 2003, together with the Directors report and the Auditors report in the annual report

Mgmt

2.Receive the financial statements for BHP Billiton PLC for the YE 30 JUN 2003,together with the Directors report and the Auditors report in the annual report

Mgmt

3. Re-elect Mr. D.C. Brinks as a Director of BHP Billiton Limited, who retires by rotation

Mgmt

4.Re-elect Mr. D.C. Brinks as a Director of BHP Billiton PLC, who retires by rotation

Mgmt

5. Re-elect Mr. M.A. Chaney as a Director of BHP Billiton Limited, who retires by rotation

Mgmt

6. Re-elect Mr. M.A. Chaney as a Director of BHP Billiton PLC, who retires by rotation

Mgmt

7. Re-elect Lord Renwick of Clifton as a Director of BHP Billiton
Limited, who retires by rotation

Mgmt

8. Re-elect Lord Renwick of Clifton as a Director of BHP Billiton PLC, who retires by rotation

Mgmt

9. Elect Mr. M. Salamon as a Director of BHP Billiton Limited

Mgmt

10. Elect Mr. M. Salamon as a Director of BHP Billiton PLC

Mgmt

11. Elect Mr. Dr. J G Buchanan as a Director of BHP Billiton Limited

Mgmt

12. Elect Mr. Dr. J G Buchanan as a Director of BHP Billiton PLC

Mgmt

13.Re-appoint KPMG Audit PLC and PricewaterhouseCoopers LLP as the auditors of BHP Billiton PLC and authorize the Directors to agree their remuneration

Mgmt

14. Approve to renew the authority and power to allot relevant securities conferred on the Directors by Article 9 of BHP Billiton PLC s Articles of Association for the period ending on the date of the BHP Billiton PLC AGM in 2004 or on23 JAN 2005 whichever is earlier, and for such period the section 80 amount under the United Kingdom Companies Act 1985 shall be USD 265,926,499

Mgmt

S 15 Approve to renew the authority and power to allot equity securities for cash conferred on the Directors by Article 9 of BHP Billiton PLC s Articles of Association for the period referred to in such resolution and for such period the section 89 amount under the United Kingdom Companies Act 1985 be USD 61,703,675.00

Mgmt

S16 Authorize the BHP Billiton PLC, in accordance with Article 6 of the Articles of Association of the Company and Section 166 of the Companies Act 1985, to make market purchases Section 163 of up to 246,814,700 ordinary shares of USD 0.50 nominal value each in the capital of BHP Billiton PLC, at a minimum price of USD 0.50 and not more than 5% above the average market values for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; Authority expires the earlier of the conclusion of the AGM of BHP Billiton in 2004 or 12 MAY 2005 ; BHP Billiton PLC, before the expiry, may make a contract to purchase shares which will or may be executed wholly or partly after such expiry

Mgmt

17. Approve the remuneration report for the YE 30 JUN 2003

Mgmt

18. Approve, for all purposes, including for the purpose of ASX Listing Rule 10.14, the grant of deferred shares, options and performance shares to Executive Director and Chief Executive Officer, Mr. C. W. Goodyear, under the BHP Billiton Limited Group Incentive Scheme

Mgmt

19. Approve, for all purposes, including for the purpose of ASX Listing Rule 10.14, the grant of deferred shares, options and performance shares to Executive Director and Senior Minerals Executive, Mr. M. Salamon, under the BHP Billiton Limited Group Incentive Scheme

Mgmt

BIDVEST GROUP LTD (FORMERLY BIDVEST LTD)
CUSIP/CINS: S1201R105
Ticker:
Meeting Date: 10-Nov-03

1. Authorize the Directors by way of specific authority to allot and issue up to18 million ordinary shares of 5 cents each in the capital of the Company pursuant to the renounceable letters of allocation to be issued by the Company to the certified Scheme participants and otherwise by the making of the relevant entries as required by STRATE in the subregisters of Bidvest

Mgmt For *

* Management position unknown

BIDVEST GROUP LTD (FORMERLY BIDVEST LTD)
CUSIP/CINS: S1201R105
Ticker:
Meeting Date: 25-Nov-03

PLEASE NOTE THAT THIS IS AN ANNUAL GENERAL MEETING.
THANK YOU.

Non-Voting

1. Receive and adopt the audited financial statements for the YE 30 JUN
2003

Mgmt

2. Approve the Non-Executive Directors remuneration for the YE 30 JUN
2003

Mgmt

3. Confirm the re-appointment of the Auditors

Mgmt

S.4 Authorize the Company to acquire shares issued by the Company

Mgmt

5. Approve to place the unissued shares of the Company under the control of the Directors to allot and issue such shares at they deem fit

Mgmt

6. Authorize the Directors to issue ordinary shares for cash when the opportunity arises

Mgmt

7. Approve that the Directors shall be entitled to pay a pro rata reduction of share capital or share premium

Mgmt
8. Re-elect the Directors who retire by rotation or require re-election in accordance with the Articles of Association

Mgmt

9. Transact such business as may be transacted at the AGM 9.

Other

BIDVEST GROUP LTD (FORMERLY BIDVEST LTD)
CUSIP/CINS: S1201R105
Ticker:
Meeting Date: 25-Nov-03

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID #117442 DUE TO THE REVISEDAGENDA. PLEASE ALSO NOTE THE NEW CUTOFF DATE. ALL VOTES RECEIVED ON THE PREVIOUS NOTICE OF MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ONTHIS NOTICE OF MEETING. THANK YOU.

Non-Voting

1. Receive and adopt the audited financial statements for the YE 30 JUN
2003

Non-Voting

2. Approve the non-Executive Directors remuneration for the YE 30 JUN
2003

Non-Voting

3. Confirm the re-appointment of the Auditors

Non-Voting

4.S1 Authorize the Company or a subsidiary of the Company, by way of a general authority, to acquire shares issued by the Company in terms of Sections 85 and 89of the Companies Act, 1973 (Act 61 of 1973), as amended, ( the Act ) and in terms of the rules and requirements of the JSE Securities Exchange South Africa( JSE ), being that: a) any such acquisition of ordinary shares shall be implemented on the open market of the JSE without any prior arrangement; b) this general authority shall only be valid until the Company s next AGM, provided that it shall not extend beyond fifteen months from the date of passing of this special resolution number 1; c) when the Company has cumulatively repurchased 3% of the number of a class of shares in issue on the date of passing of this special resolution number 1 ( the initial number ), and for each 3% in aggregate of the initial number of that class of shares acquired thereafter, an announcement in compliance with the JSE s Listings Requirements must be published as soon as possible and not later than 8:30 on the business day following the day on which the relevant threshold is reached or exceeded; d) and the Company sponsor shall, prior to the Company entering into the market to repurchase the shares, provide the JSE with the written working capital statement required in terms of the JSE s Listings Requirements; e) in determining the price at which ordinary shares issued by the Company are acquired by it or its subsidiary in terms of this general authority, the maximum price at which such shares may be acquired will be 10% above the weighted average of the market value for such shares for the five business days immediately preceding the date of repurchase of such shares; f) any general repurchase by the Company of its own shares shall not, in aggregate in any one financial year exceed 20% of the Companys issued share capital of that class in any one financial year as at the date of passing of this special resolution number 1; g) at any one point in time, the Company may only appoint one agent to effect any repurchases on the Companys behalf; and h) the Company or its subsidiary may not acquire shares during a prohibited period as defined by the JSE s Listings Requirements

Mgmt

5. O1 Approve to place the unissued shares of the Company under the control of the Directors, who shall be authorized, subject to the requirements of the JSE, to allot and issue all or any of the shares in the authorized, but unissued sharecapital of the Company at such times, at such prices and for such purposes as they may determine, at their discretion, after setting aside so many shares as may be required to be allotted and issued pursuant to the Company s employee share option scheme

Mgmt

5.O2 Authorize the Directors, subject to the passing of Ordinary Resolution Number1 and in terms of the Listings Requirements of the JSE, to issue ordinary shares for cash as and when suitable opportunities arise, subject to the following conditions, inter alia: a) that this authority shall not extend beyond the next AGM or fifteen months from the date of this AGM, whichever date is the earlier; b) that a press announcement giving full details, including the impact on net asset value and earnings per share, will be published at the time of any issue representing, on a cumulative basis within one year, 5% or more of the number of shares in issue prior to the issue/s; c) that the shares must be issued to public shareholders and not to related parties; d) that any issue in the aggregate in any one year shall not exceed 15% of the number of shares of the Company s issued ordinary share capital, and e) that, in determining the price at which an issue of shares will be made in terms of this authority, the maximum discount permitted will be 10% of the weighted average traded price of the shares over the thirty days prior to the date that the price of the issue is determined or agreed to by the Directors; in the event that shares have not traded in the said thirty-day period a ruling will be obtained from the Committee of the JSE

Mgmt

5.03 Authorize the Directors, subject to the prior approval of the JSE, to pay by way of a pro rata reduction of share capital or share premium, in lieu of a dividend, an amount equal to the amount which the Directors of the Company would have declared and paid out of profits in respect of the Company s interim and final dividends for the FYE 30 JUN 2004; at that time an announcement will be made detailing the salient features of the reduction and the Company s sponsor shall, prior to the implementation of the reduction, provide the JSE with the written working capital statement required in terms of the JSE s Listings Requirements

Mgmt

6.1 Re-elect Mr. Myron Cyril Berzack as a Director in accordance with the Articles of Association

Mgmt

6.2 Re-elect Mr. Donald Masson as a Director in accordance with the Articles of Association

Mgmt

6.3 Re-elect Mr. Sibusiso Peter-Paul Ngwenya as a Director in accordance with the Articles of Association

Mgmt

6.4 Re-elect Mr. Lindsay Peter Ralphs as a Director in accordance with the Articles of Association

Mgmt

6.5 Re-elect Mr. David Kieth Rosevear as a Director in accordance with the Articles of Association

Mgmt
6.6 Re-elect Mr. Pieter Christiaan Steyn as a Director in accordance with the Articles of Association

Mgmt

6.7 Re-elect Mr. Philip Douglas Womersley as a Director in accordance with the Articles of Association

Mgmt

6.8 Re-elect Ms. Lara Kim Matisonn as a Director in accordance with the Articles of Association

Mgmt

6.9 Confirm the appointment of Mr. Douglas Denoon Balharrie Band as a Director in terms of Article 55.3 of the Articles of Association

Mgmt

6.10 Confirm the appointment of Mr. Frederick John Barnes as a Director in terms of Article 55.3 of the Articles of Association

Mgmt

6.11 Confirm the appointment of Mr. Bernard Larry Berson as a Director in terms of Article 55.3 of the Articles of Association

Mgmt

6.12 Confirm the appointment of Mr. Nazeer Cassim as a Director in terms of Article55.3 of the Articles of Association

Mgmt

6.13 Confirm the appointment of Ms. Muriel Betty Nicolle Dube as a Director in terms of Article 55.3 of the Articles of Association

Mgmt

6.14 Confirm the appointment of Mr. Lionel Jacobs as a Director in terms of Article55.3 of the Articles of Association

Mgmt

6.15 Confirm the appointment of Mr. Bernard Robert Chipkin as a Director in terms of Article 55.3 of the Articles of Association

Mgmt

7. Transact any other business

Non-Voting

FIRSTRAND LTD
CUSIP/CINS: S5202Z107
Ticker:
Meeting Date: 02-Dec-03

1. Receive and adopt the annual financial statements for the YE 30 JUN 2003 including the reports of the Directors and the Auditors thereon

Mgmt
2. Re-elect Mr. Vivian Wade Bartlett as a Director, who retires in terms of the Articles of Association of the Company

Mgmt

3. Re-elect Mr. David John Alistair Craig as a Director, who retires in terms of the Articles of Association of the Company

Mgmt

4. Re-elect Mr. Patrick Maguire Goss as a Director, who retires in terms of the Articles of Association of the Company

Mgmt

5. Approve the remuneration of the Directors for 2003 as specified

Mgmt

6. Approve to increase in Directors fees for the year to JUN 2004 as follows: FirstRand Board per annum Chairman ZAR 250,000 Director ZAR 100,000; Audit Committee Chairman ZAR 60,000 Member ZAR 30,000; Remuneration Committee Chairman ZAR 20,000 Member ZAR 10,000; Directors Affairs Committee Chairman ZAR 20,000 Member ZAR 10,000; and Ad hoc meetings ZAR 2,000 per hour

Mgmt

7. Re-appoint PricewaterhouseCoopers Inc as the Auditors of the Company until the next AGM

Mgmt

8. Authorize the Directors to fix and pay the Auditor s remuneration for the YE 30 JUN 2003

Mgmt

9.O1 Approve that the unissued shares in the Company be and are hereby placed under control of the Directors until the forthcoming AGM and that they be and are hereby authorized to issue any such shares as they may deem fit subject to the Companies Act, the Articles of Association of the Company and the JSE Listings Requirements

Mgmt

10.O Authorize the Directors of the Company in terms of JSE Listing Requirements to issue ordinary shares for cash as and when deemed appropriate to public shareholders as defined by Paragraph 4.25 and 4.27 of the JSE Listing Requirements, not exceeding in aggregate in any one FY, 15% of the number of ordinary shares Company s issued ordinary share capital at the maximum permitted discount of10% of the weighted traded price of the ordinary shares on the JSE over the 30 previous days of the prior to the date that the price of the issue is determined or agreed by the Directors; Authority expires the earlier of the next AGM or 15 months from the date of this AGM ; a press announcement giving full details, including the impact on net asset value and earnings per share, will be published at the time of any issue representing, on a cumulative basis within one FY, 5% or more of the number of shares in issue prior to the issue/s

Mgmt

11.S1 Authorize the Company s Directors, subject to the Company s Articles of Association, to repurchase issued shares in the Company or to permit a subsidiary of the Company to purchase shares in the Company be effected through the order book operated by the JSE trading system and done without any prior understanding or agreement between the Company and the counter party, not exceeding in aggregate 20% of the number of shares in the Company s issued share capital in any 1 FY at the time this authority is given provided that a subsidiary of the Company may not hold at anyone time more than 10% of the number of issued shares of the Company, at a price of no more than 10% above weighted average traded price of the shares over the previous 5 days of the purchase; Authority expires the earlier of the next AGM or 15 months ; a paid press release giving such details as may be required in terms of the JSE Listings Requirements be published when the company or its subsidiaries have repurchased in aggregate 3% of the initial number of shares in issue, as at the time that the general authority was granted, and for each 3% in aggregate of the initial number of shares which is acquired thereafter

Mgmt

12. S Approve that 100,000,000 ordinary shares of one cent each in the authorized but unissued share capital of the Company be and are hereby converted into 100,000,000 B variable rate non-cumulative non-, redeemable preference shares of, one cent each B non- cumulative non-redeemable preference shares , having the rights and privileges set out in Articles 53 of the Company s Articles of Association

Mgmt

13.S Approve that 1,00,000,000 ordinary shares of one cent each in the authorized but unissued share capital of the Company be and are hereby converted into 100,000,000 C variable rate convertible no cumulative redeemable preference shares of one cent each C convertible non-cumulative redeemable preference shares , having the rights and privileges set out in Article 54 of the Company sArticles of Association

Mgmt

14.S Approve that 100,000,000 ordinary shares of one cent each in the authorized but unissued share capital of the Company be and are hereby converted into 100,000,000 0 variable rate cumulative redeemable preference shares of one cent each 0 cumulative redeemable preference shares , having the rights and privileges set out in Article 55 of the Company s Articles of Association

Mgmt

15.S Approve that, subject to the passing and registration of Resolutions 12.S2 and13.S3 and 14.S4, new Articles 53, 54 and 55 are hereby inserted in the Company s Articles of Association

Mgmt

16.S Approve that upon Resolutions 12.S2 to 15.S5 becoming effective, Paragraph 8(a) of the Memorandum of Association of the Company be deleted in its entirety and replaced with the New Paragraph 8(a)

Mgmt

17.O Approve that subject to the passing and registration of the Resolutions 12.S2,13.S3 and 14.S4, the B , C and D preference shares created in terms of Resolutions 12.S2, 13.S3 and 14.S4 be and are hereby placed under the power of the directors of the Company, as a general authority in terms of Section 221 (2) of the Act, with the authority to allot and issue all or part thereof upon such terms as they may determine in their discretion

Mgmt

18.O Approve that the Directors of the Company be and are hereby authorized, instructed and empowered to do all such things, sign all such documents and procure the doing of all such things and the signature of all such documents as may be necessary or incidental to give effect to the resolutions contained in this notice of general meeting

Mgmt

GOLD FIELDS LTD
CUSIP/CINS: S31755101
Ticker:
Meeting Date: 18-Nov-03

1. Receive and adopt the financial statements for the YE 30 JUN 2003

Mgmt For *

2.1 Re-elect Mr. J.M. McMohan as a Director

Mgmt For *

2.2 Re-elect Mr. B.R. Van Rooyen as a Director

Mgmt For *

2.3 Re-elect Mr. J.M. C.I. Von as a Director

Mgmt For *

2.4 Re-elect Mr. A.J. Wright as a Director

Mgmt For *

3.S1 Authorize the Directors to approve the purchase of its own shares by the Company or any of the Company s subsidiaries acquiring shares in the Company or any holding Company of the Company s and the purchase of shares by the Company in any holding Company of the Company, not exceeding in aggregate 20% of the relevant Company s issued share capital of that class at the time the authority is granted, at a price of no more than 10% above the weighted average market value of the securities over the previous 5 business days; Authority expires at the end of 15 months ; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of the relevant class of securities and for each 3% in aggregate of the initial number of that class acquired thereafter

Mgmt For *

4.O1 Approve to place the entire authorized but unissued share capital of the Company under the control of the Directors of the Company, after setting aside so many shares as may be required to be allotted and issued by the Company in terms of GF Management Incentive Scheme and the GF Non-Executive Director Share Plan, and authorize the Directors, subject to
Section 221 and 222 of the Companies Act, 61 of 1973, as amended and the listing requirements of the JSE Securities Exchange of South Africa, to allot and issue all or part thereof in their discretion; Authority expires at the next AGM of the Company

Mgmt Against *

5.O2 Authorize the Directors of the Company, pursuant to the Articles of Association of the Company and subject to the listing requirements of the JSE Securities Exchange South Africa and subject to the Companies Act, 61 of 1973, as amended, to allot and issue ordinary shares to public shareholders and not to related parties ordinary shares for cash, not exceeding in aggregate in any one FY,15% of the Company s issued ordinary share capital at the maximum permitted discount of 10% of the average closing price of such shares over the 30 days prior to the date that the price of the issue is determined or agreed by the Directors of the Company; Authority expires the earlier of the next AGM or 15 months ; a press announcement giving full details, including the impact on net asset value and earnings per share, will be published at the time of any issue representing, on a cumulative basis within one FY, 5% or more of the number of shares in issue prior to the issue

Mgmt Against *

* Management position unknown

GOLD FIELDS LTD
CUSIP/CINS: S31755101
Ticker:
Meeting Date: 08-Mar-04

1. Approve the allotment and issue by the Board of Directors of GFI Mining South Africa Limited of new ordinary shares with a par value of ZAR1.00 each, representing 15 per cent of the issued ordinary share capital of GFI-SA, for an aggregate subscription price of ZAR 4 139 million, to Mvelaphanda Gold terms of the specific issue of shares for cash, details of which are reflected in the circular to which this notice is attached and in accordance with section 5.51 of the Listing Requirements of the JSE Securities Exchange South Africa

Mgmt For *

2. Authorize the Board of Directors of the Company in terms of Section 221 of the Companies Act 1973, to allot and issue new ordinary shares with a par value of 50 cents each in the share capital of the Company to Mvela Gold or to Micawber 325 or to the Mezzanine Financiers if ordinary shares in GFI-SA are sold to the Company pursuant to the Company exercising its right of call in respect of such shares or pursuant to Mvela Gold or Mezz SPV or the Mezzanine Financiers, as the case may be, exercising the right to put such shares to the Company

Mgmt For *

3. Authorize any member of the Board of Directors of the Company to sign all such documents and do all such things as may be necessary for or incidentally to the implementation of ordinary resolutions number 1 and 2 including exercising their votes at any general meeting of GFI-SA in favor of any resolution specifically authorizing the allotment and issue of new ordinary shares in GFI-SA to Mvela Gold or to Mezz SPV or to the Mezzanine Financiers, as the case may be, in terms of Sections 221 of the Companies Act

Mgmt For *

* Management position unknown

HARMONY GOLD MINING CO LTD
CUSIP/CINS: S34320101
Ticker:
Meeting Date: 01-Sep-03

PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.

Non-Voting

1.S1 Approve that the authorized ordinary share capital of the Company be increased from ZAR 125,000,000 divided into 250,000,000 ordinary shares of 50 cents each to ZAR 175,000,000 million divided into 350,000,000 ordinary shares of 50 cents each by the creation of 100,000,000 new ordinary shares of 50 cents each ranking pari passu in all respects with the existing ordinary shares in the authorized share capital of the Company

Mgmt

2.O1 Approve the proposal by the Company of the scheme, the making by the Company of the substitute offer, and the issue by the Company of the consideration shares

Mgmt

3.O2 Authorize the Company, subject to the passing and registration of the special resolution to be proposed at the OGM at which this ordinary resolution no. 2 will be proposed, to allot and issue, after providing for the requirements of the Employee Share Schemes, all or any of the unissued ordinary shares of 50 cents each in the capital of the Company, created in terms of the special resolution referred to above, at such time or times to such persons or bodies corporate upon such terms and conditions as the Directors of the Company may from time to time at their sole discretion determine, subject to the provisions of the Act and the Listings Requirements of the JSE

Mgmt

4.O3 Authorize the Directors of the Company, subject to the passing and registration of the special resolution to be proposed at the OGM at which this ordinary resolution no. 3 will be proposed, to allot and issue all or any of the authorized but unissued ordinary shares of 50 cents each in the capital of the Company created in terms of the special resolution referred to above to such person or persons and on such terms and conditions as the Directors may, without restriction, from time to time, deem fit and when suitable opportunities arise, therefore subject to the following requirements of the Listing Requirements of the JSE: a) that this authority will expire the earlier of 15 months from the passing of this resolution or the conclusion of the next AGM; b) that a paid press announcement giving full details will be published at the time of any issue representing, on a cumulative basis within one year, 5% or more of the number of shares in issue prior to the issues; c) that issues in the aggregate in one year will not exceed 15% of the number of shares of the Company s issued ordinary share capital; d) that in determining the price at which an issue of shares may be made in terms of this authority, the maximum discount permitted will be 10% of the weighted average traded price on the JSE of those shares over the 30 business days prior to the date that the price of the issue is determined or agreed by the Directors of the Company

Mgmt

5.O4 Authorize any one of the Directors to sign all such documents and do all such things as may be necessary for or incidental to the implementation of the special and the ordinary resolutions to be proposed at the OGM at which this ordinary resolution no. 4 will be proposed

Mgmt

HARMONY GOLD MINING CO LTD
CUSIP/CINS: S34320101
Ticker:
Meeting Date: 14-Nov-03

1. Receive and approve the audited financial statements of the Company for the YE30 JUN 2003

Mgmt

2. Approve to fix the remuneration of the Directors; Members will be requested to vary Directors fees from ZAR 25,000 per quarter to ZAR 20,000 per quarter, plus ZAR 5,000 per quarter for each Board Committee that a Director serves on

Mgmt

3.1 Elect Mr. PT Motsepe as Chairman as a Director, in terms of the Articles of Association

Mgmt

3.2 Elect Mr. WM Gule as a Director, in terms of the Articles of Association

Mgmt

3.3 Elect Mr. MW King as a Director, in terms of the Articles of Association

Mgmt

3.4 Elect Mr. P. Talijaard as a Director, in terms of the Articles of Association

Mgmt

3.5 Elect Mr. AJ Wilkens as a Director, in terms of the Articles of Association

Mgmt

3.6 Elect Mr. CML Savage as a Director, in terms of the Articles of Association

Mgmt

3.7 Elect Mr. DV Simelane as a Director, in terms of the Articles of Association

Mgmt

3.8 Elect Mr. MV Sisulu as a Director, in terms of the Articles of Association

Mgmt

3.9 Elect Dr. MMMM Bakane-Tuoane as a Director, in terms of the Articles of Association

Mgmt

3.10 Elect Dr. SP Sibisi as a Director, in terms of the Articles of Association

Mgmt

3.11 Elect Dr. RV Simelane as a Director, in terms of the Articles of Association

Mgmt

4.1 Re-elect Mr. ZB Swanepoel as a Director, in terms of the Articles of Association of the Company

Mgmt

4.2 Re-elect Mr. TSA Grobicki as a Director, in terms of the Articles of Association of the Company

Mgmt

4.3 Re-elect Mr. MF Pleming as a Director, in terms of the Articles of Association of the Company

Mgmt

5.S1 Amend the Articles of Association of the Company by the insertion of new Article 2A

Mgmt

6.S2 Amend the Articles of Association of the Company by the deletion of
Article 46in its entirety and the insertion of new Article 46 in its place

Mgmt
7. S3 Amend the Articles of Association of the Company by the deletion of
Article 103 in its entirety and the insertion in its place of new Article
103

Mgmt

8. S4 Amend the Articles of Association of the Company by the deletion of
Article 109 in its entirety and the insertion in its place of new Article
109

Mgmt

9.S5 Authorize the Company, in terms of Section 85(2) of the Companies Act, 1973 (Act 61 of 1973) the Act as amended, to acquire such number of shares issued by the Company Company s Shares , at such price or prices and on such other terms and conditions as the Directors may from time to time determine, but subject to the requirements from time to time of any stock exchange upon which the Company s Shares may be quoted or listed and requirements of the JSE Securities Exchange South Africa: the repurchase of the Company s Shares shall be effected through the order book operated by the JSE trading system and done without prior understanding or arrangement between the Company and the counter party; at a price of no more than 10% above the weighted average of the market value for the Company s Shares over the previous 5 business days; at any point in time, the Company, may only appoint one agent to effect any repurchase(s) on the Company s behalf; the Company may only undertake a repurchase of the Companys Shares if, after such repurchases, it still complies with the listing requirements of the JSE concerning shareholder spread requirements; and the Company or its subsidiaries may not repurchase the Company s Shares during a prohibited period, as defined in the listing requirements of the JSE ; Authority expires the earlier of the next AGM of the Company or 15 months ;

Mgmt

10.O Approve, subject to the approval by the Directors of the Company and the JSE Securities Exchange South Africa, the Harmony (2003) Share Option Scheme Scheme ; and authorize the Directors to take such action as may be required to implement the Scheme, provided that no further allocations are made under the Harmony (1994) Share Option Scheme and the Harmony
(2001) Share Option Scheme

Mgmt

11.O Authorize the Directors of the Company, subject to the provisions of the Companies Act, 1973 (Act 61 of 1973), as amended, and the listing requirements of the JSE Securities Exchange of South Africa, to allot and issue, after providing for the requirements of the Harmony (1994) Share Option Scheme, the Harmony(2001) Share Option Scheme and the Harmony
(2003) Share Option Scheme, all or any of the remaining unissued shares in the capital of the Company at such time or times to such person or persons or bodies Corporate upon such terms and conditions as the Directors may from time to time at their sole discretion determine

Mgmt

12.O Authorize the Directors of the Company, subject to the listing requirements of the JSE, to issue to public shareholders and not to related parties, all or any of the authorized but unissued shares in the capital of the Company for cash, in aggregate in any 1 FY not exceeding 15% of the relevant number of securities in issue of that class; of a particular class, will be aggregated with any securities that are compulsory convertible into securities of that class and in the class of the issue of compulsory convertible securities, aggregated with the securities of that class into which they are compulsory convertible; as regards the number of securities which may be issued the 15% number shall be based on the number of securities of that class in issue added to those that may be issued in future arising from the conversion of options/convertible securities at the date of such application: 1) less any securities of the class issued, or to be issued in future arising from options/ convertible securities issued, during the current FY; 2) plus any securities of that class to be issued pursuant to: aa) a rights issue which has been announced, is irrevocable and is fully underwritten; or bb) an acquisition which has had final terms announced, as though they were securities in issue as at the date of application; at the maximum permitted discount of 10% of the weighted average traded price of such securities over the 30 days prior to the date that the price of the issue is determined by the Directors of the Company; Authority expires the earlier of the next AGM of the Company, or 15 months ; a press announcement giving full details of the issue in accordance with Rule
11.22 of the JSE Listing Requirements, will be published at the time of any issue of shares representing, on a cumulative basis within the current FY, 5% or more of the number of the Company s issued shares prior to any such issue

Mgmt

HARMONY GOLD MINING CO LTD
CUSIP/CINS: S34320101
Ticker:
Meeting Date: 07-May-04

1.O1 Authorize the Directors of the Company, as a specific authority in terms of Section 221 of the Companies Act, 1973, a specific issue in terms of the Listings Requirements of the JSE and as provided for in Articles 2, 2A, 3 and 129 of the Company s Articles of Association, to create and issue for cash up to a maximum of 1,700 one thousand seven hundred bonds convertible into new ordinary equity shares of the Company New Ordinary Shares , with a principal amount of ZAR 1,000,000 one million Rand , or Convertible Bonds , comprising a maximum aggregate subscription price of ZAR l,700,000,000 one billion seven hundred million Rand , substantially on and substantially subject to the terms and conditions, provided that the: a) issue of the Convertible Bonds is approved by the JSE; b) Convertible Bonds will not be issued to nonpublic shareholders, as defined in paragraphs 4.25 to 4.27 of the Listings Requirements of the JSE; c) Convertible Bonds will be denominated in Rands and will be issued at 100%of their principal amount; d) issue of the Convertible Bonds will be subject to the Company providing the holders of its securities with a fair and reasonable statement, complying with Schedule 5 to the Listings Requirements of the JSE, from an independent professional expert acceptable to the JSE indicating that the issue of the Convertible Bonds is fair and reasonable to the holders of the Company s securities; and e) Convertible Bonds will not be issued to a related party/lies as described in paragraph 10 of the Listings Requirements of the JSE

Mgmt For *

2.O2 Authorize the Directors of the Company, as a specific authority in terms of Section 221 of the Companies Act, 1973, to allot and issue the new ordinary shares on the subject to the terms and conditions of the convertible bonds

Mgmt For *

3.O3 Authorize the Directors of the Company to allot and issue equity securities including the grant or issue of options or convertible securities that are convertible into an existing class of equity securities for cash on such terms and conditions as the Directors may from time to time at their sole discretion deem fit, but subject to the following requirements of the JSE: a) the equity securities which are the subject of the issue for cash must be of a class already in issue, or where this is not the case, must be limited to such securities or rights that are convertible into a class already in issue; b) the equity securities must be issued to public shareholders, as defined in paragraphs 4.25to 4.27 of the Listings Requirements of the JSE and not to related parties; c) securities which are the subject of general issues for cash: i) in the aggregate in any 1 FY may not exceed 15% of the Company s relevant number of equity securities in issue of that class;
ii) of a particular class, will be aggregated with any securities that are compulsorily convertible into securities of that class, and, in the case of the issue of compulsorily convertible securities, aggregated with the securities of that class into which they are compulsorily convertible; iii) as regards the number of securities which may be issued the 15% number , shall be based on the number of securities of that class in issue added to those that may be issued in future, at the date of such application: 1) less any securities of the class issued, or to be issued in future arising from options/convertible securities issued, during the current financial year; 2) plus any securities of that class to be issued pursuant to: aa) a rights issue which has been announced, is irrevocable and is fully underwritten; or bb) an acquisition which has had final terms announced may he included as though they were securities in issue at the date of application; and d) the maximum discount at which equity securities may be issued is 10% of the weighted average traded price of such equity securities measured over the 30 business days prior to the date that the price of the issue is determined or agreed by the Directors of the Company; the JSE will be consulted for a ruling if the Company s securities have not traded in such 30 business day period

Mgmt Against *

4.O4 Authorize any one of the Directors of the Company to sign all such documents and do all such things as may be necessary for or incidental to the implementation of the ordinary resolutions to be proposed at the general meeting it which this ordinary resolution number 4 will be proposed

Mgmt For *

* Management position unknown

IMPALA PLATINUM HOLDINGS LTD
CUSIP/CINS: S37840105
Ticker:
Meeting Date: 22-Oct-03

PLEASE NOTE THIS IS AN ANNUAL GENERAL MEETING. THANK
YOU.

Non-Voting No Vote *

1.O.1 Receive and approve the financial statements for the YE 30 JUN 2003

Mgmt For *

2O2. Appoint Mr. T.V. Mokgatlha as a Director of the Company

Mgmt For *

2O2. Appoint Mr. L.J. Paton as a Director of the Company

Mgmt For *

3O3. Re-elect Ms. M.V. Mennell as a Director, who retires by rotation in terms with the Articles of Association

Mgmt For *

3O3. Re-elect Mr. D.H. Brown as a Director, who retires by rotation in terms with the Articles of Association

Mgmt For *

3O3. Re-elect Mr. K.C. Rumble as a Director, who retires by rotation in terms with the Articles of Association

Mgmt For *

303.4 Re-elect Mr. D.M. O Connor as a Director, who retires by rotation in terms with the Articles of Association

Mgmt For *

4.O.4 Approve to determine the remuneration of the Directors

Mgmt For *

5.O.5 Approve to place the authorized but unissued share in the capital of the Company under the control of the Directors of the Company and authorize the Directors to allot, issue and otherwise dispose of to such persons, subject to the provisions of the Companies Act

Mgmt Against *

6.O.6 Authorize the Directors, subject to compliance with the listing requirements of the JSE Securities Exchange South Africa JSE , to allot and issue to public shareholders unissued ordinary shares in the capital of the Company for cash, not exceeding in aggregate in any 1 FY 15% of the number of shares of the Company s issued ordinary share capital at a maximum permitted discount of 10% of the average closing price on the JSE of such shares over the 30 previous days of the press announcement or, where no announcement is required, the date of issue of such shares; Authority expires the earlier of the next AGM or 15 months from the date of this AGM ; a press announcement giving full details, including the impact on net asset value and earnings per share, will be published at the time of any issue representing, on a cumulative basis within 1 FY, 5% or more of the number of shares in issue prior to the issue(s)

Mgmt Against *

7.O.7 Approve the amendments to the Deed of the Implants Share Incentive
Trust

Mgmt For *

8.S.1 Amend the Company s Articles of Association by: a) substituting Article words13.1; and b) deleting Article 16.7.1 and substituting it with a new Article 16.7.1

Mgmt For *

8.S.2 Authorize the Company and/or its subsidiaries to, a) acquire 20 cents each ordinary shares issued by the Company, in terms of Section 85 and 89 of the Companies Act No. 61 of 1973 and in terms of the Listing Requirements from time to time of the JSE Securities Exchange South Africa Listing Requirements ; and/or b) conclude derivative transactions which may result in the purchase of ordinary shares in terms of the Listing Requirements, it being recorded that such Listing Requirement currently require, inter alia, that: authorize the Company to purchase ordinary shares of up 10% of the Company s issued ordinary sharecapital, at a price of no more than 10% above the weighted average market value of such shares over the previous 5 business days; Authority expires the earlier of the next AGM or 15 months ; an announcement will be published when the Company has purchase, on a cumulative basis, 3% of the number of the ordinary shares in issue and for each 3% in aggregate of the initial number of that class acquired thereafter

Mgmt For *

* Management position unknown

IMPERIAL HOLDINGS LTD (IPL)
CUSIP/CINS: S38127106
Ticker:
Meeting Date: 04-Nov-03

101 Approve the minutes of the AGM on 04 NOV 2002

Mgmt

202 Approve and adopt the annual financial statements

Mgmt

303 Approve the Director s remuneration as disclosed in the financial statements

Mgmt

404 Authorize the Directors of the Company to sign all such documents and do all such things necessary for and incidental to the implementation of the ordinary resolutions herein

Mgmt

505 Approve to place all the unissued ordinary shares of the Company excluding for this purpose those ordinary shares over which the Directors have been given specific authority to meet the requirements of the Imperial Share Option Scheme, the Second Imperial Share Option Scheme, the Imperial Share incentive Trust and the Imperial Share Purchase Scheme , under the control of the Directors, who are authorized to allot and issue those shares at their discretion

Mgmt

606 Authorize the Directors, subject to the passing of Resolution 5 and in terms of the requirements of the JSE Securities Exchange South Africa, to issue to public shareholders, new ordinary shares of 4 cents each and/or options/convertible securities in the capital of the Company for cash, not exceeding in aggregate 15% of the number of ordinary shares of the Company s issued ordinary share capital in any 1 FY including the number to be issued in the future as a result of the exercise of options or conversion of convertible securities issued in the same FY , at the maximum permitted discount of 10% of the weighted average traded price of such shares over the 30 days prior to the date that the price of the issue is determined by the Directors; Authority expires at date of the next AGM ; a paid press announcement giving full details, including the impact on the net asset value and earnings per share, will be published at the time of any issue of shares representing, on a cumulative basis within 1 year, 5% or more of the number of the Company s issued shares prior to any such issue

Mgmt

707 Appoint Messrs. M.J. Leeming and S.A. Tati as a Director, in terms of the Articles of Association

Mgmt

808 Approve that, in terms of Section 210 of the Companies Act, 61 of 1973, any motion for appointing by this meeting of two or more Directors of the Company be moved by a single resolution

Mgmt

909 Appoint, subject to Resolution 8O8 not being passed, Mr. L. Boyd as a Director of the Company

Mgmt

909 Appoint, subject to Resolution 8O8 not being passed, Mr. P.L. Erasmus as a Director of the Company

Mgmt

909 Appoint, subject to Resolution 8O8 not being passed, Mr. E. Molobi as a Director of the Company

Mgmt

10S1. Authorize the Company or a subsidiaries to acquire ordinary shares of 4 cents each issued by the Company including the conclusion of derivative transactions which result in the purchase of shares , in terms of Sections 85 and 89 of the Companies Act, No. 61 of 1973 and in terms of the Listings Requirements of the JSE Securities Exchange South Africa, on the open market of JSE, as determined by the Directors, but subject to the provisions of the Act and the listing requirements of the JSE, not exceeding in aggregate 20% of the Companys issued ordinary shares, at a price of no more than 10% above the weighted average market value of such shares over the previous 5 business days; Authority expires the earlier of the next AGM or 15 months ; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of the relevant class of securities and for each 3% in aggregate of the initial number of that class acquired thereafter

Mgmt

1101 Authorize the Directors of the Company, in terms of Section 90 of the Companies Act 61 of 1973, Article 16.2 of the Company s Articles of Association and in terms of the Listings Requirements of the JSE Securities Exchange south Africa, to distribute to shareholders of the Company any share capital and reserves of the Company totaling 20%; Authority expires the earlier of the next AGM of the Company or 15 months

Mgmt

1201 Transact any other business 12O1

Non-Voting

PLEASE NOTE THAT THIS IS AN ANNUAL GENERAL MEETING.
THANK YOU

Non-Voting

IMPERIAL HOLDINGS LTD (IPL)
CUSIP/CINS: S38127106
Ticker:
Meeting Date: 05-Mar-04

1.S1 Approve that, subject to the passing of Resolution number 3.O1, of the authorized share capital of the Company, comprising 500,000,000 ordinary shares of apar value of 4 cents each, 50,000,000 ordinary shares, be converted into 50,000,000 deferred ordinary shares of a par value of 4 cents each, having the rights and conditions set out in
Article 55 of the Company s Articles of Association as amended and adopted pursuant to Resolution number 2.S2

Mgmt For *

2.S2 Approve that, subject to the passing and registration of Resolution number 1.S1 and the passing of Resolution number 3.O1, the Articles of Association of the Company be amended by the insertion of the new Article 55 after Article 54

Mgmt For *

3.O1 Authorize the Directors, subject to the passing and registration if Resolution number 1.S1 and the passing and registration of Resolution number 2.S2 and in terms and of the requirements of the JSE, to allot and issue, that number of deferred ordinary shares which equate on the date of such issue to 10.1% of the aggregate of the ordinary shares and deferred ordinary shares in issue, excluding any ordinary shares held as treasury shares, at a par value of 4 cents each for cash to Ukhamba Holdings (Proprietary) Limited, subject to the following limitations in accordance with Paragraph 5.51 of the Listing Requirements of the JSE: all the deferred ordinary shares are to be issued to a non-public shareholder, namely Ukhamba Holdings (Proprietary) Limited; the number of deferred ordinary shares is 22,755,389 shares which will equate to 10.1% of the ordinary shares and deferred ordinary shares in issue, but excluding any treasury shares; and the deferred ordinary shares which are to be issued constitute anew class of shares which are being issued at their par value of 4 cents each and which will be automatically converted into ordinary shares at various intervals, subject to the terms and conditions of Article 55 of the Articles of Association of the Company which will govern their issue

Mgmt For *

4.O2 Authorize any one of the Directors of the Company to sign all such documents and do all such things and take such further and other actions as may be necessary to give effect to the special and ordinary resolutions

Mgmt For *

* Management position unknown

ISCOR-SOUTH AFRIACN IRON & STEEL INDUSTRIAL CORP L
CUSIP/CINS: S7815D119
Ticker:
Meeting Date: 24-Nov-03

1. Receive and approve the annual financial statements for the Company and the Group for the YE 30 JUN 2003, including the Directors report and the report of the Auditors thereon

Mgmt For *

2.a Re-elect Mr. R. G. Cottrell as a Director, who retires by rotation in terms of Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

2.b Re-elect Mr. S. Maheshwari as a Director, who retires by rotation in terms of Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

2.c Re-elect Mr. K.D.K. Mokhele as a Director, who retires by rotation in terms of Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

2.d Re-elect Mr. A.M. Thebyane as a Director, who retires by rotation in terms of Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

2.e Re-elect Mr. M.J.U.T. Van Wijngaarden as a Director, who retires by rotation in terms of Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

3. Approve the Non-Executive Directors fees for the YE 30 JUN 2003

Mgmt For *

4. Approve the annual fees payable for the period 01 JAN 2004 to 30 JUN 2004 as follows: Chairman: ZAR 300,000; Director: ZAR 80,000; Committee
Chairman: ZAR 72,000; and Committee Member: ZAR 36,000

Mgmt For *

5. Approve to place the unissued share capital of the Company under the control of the Directors in terms of Section 221 of the Companies Act, 1973, and renew the authority of the Directors to allot and issue any of the unissued shares of the Company on such terms and conditions as they may deem fit, subject to the provisions of the Companies Act, 1973, and the requirements of the JSE Securities Exchange of South Africa

Mgmt Against *

6. Authorize the Directors, subject to the listing requirements of the JSE Securities Exchange South Africa, to issue ordinary shares for cash, not exceeding in aggregate in any one FY, 15% of the Company s issued ordinary share capital at the maximum permitted discount of 10% of the average closing price of such shares over the 30 previous days of the press announcement or, where no announcement is required and none has been made, the date of issue of such shares; Authority expires the earlier of the next AGM or 15 months from the date of this AGM ; a press announcement giving full details, including the impact on net asset value and earnings per share, will be published at the time of any issue representing, on a cumulative basis within one FY, 5% or more of the number of shares in issue prior to the issue/s

Mgmt Against *

* Management position unknown

KUMBA RESOURCES LTD
CUSIP/CINS: S4294L100
Ticker:
Meeting Date: 19-Nov-03

1.O1 Receive and adopt the annual financial statements for the YE 30 JUN 2003, including the Directors report and the report of the Auditors

Mgmt For *

2.O2 Re-elect Ms. Marole as a Director of the Company in accordance with the provisions of the Articles of Association

Mgmt For *
2.O2 Re-elect Mr. B.E. Davison as a Director of the Company in accordance with the provisions of the Articles of Association

Mgmt For *

2.O2 Re-elect Mr. G.S. Gouws as a Director of the Company in accordance with the provisions of the Articles of Association

Mgmt For *

2.O2 Re-elect Mr. A.J. Morgan as a Director of the Company in accordance with the provisions of the Articles of Association

Mgmt For *
2.O2 Re-elect Professor N.S. Segal as a Director of the Company in accordance with the provisions of the Articles of Association

Mgmt For *

3.O3 Approve the remuneration of the Non-Executive Directors

Mgmt For *

4.O4 Approve the following annual fees as the maximum Non-Executive Directors remuneration for the period 01 JUL 2003 to 30 JUN 2004:
Chairman: ZAR 250,000; Director: ZAR 125,000; Audit Committee Chairman:
ZAR 80,000; Audit Committee Members: ZAR 40,000; Board Committee
Chairman: ZAR 60,000; Board Committee Member:ZAR 30,000

Mgmt For *

5.O5 Authorize the Directors to determine the Auditors fees for the YE 30
JUN 2003

Mgmt For *

6.O6 Authorize the Director, subject to the provisions of the Companies Act 61 of 1973 and the listings requirements of the JSE Securities Exchange South Africa, to allot and issue authorized but unissued ordinary shares of 1 cent each in the capital of the Company for such purposes as may be required to be after setting aside so many shares be required to be allotted and issued by the Company pursuant to the Share Incentive Scheme Scheme

Mgmt Against *

7.O7 Authorize the Directors, subject to the listing requirements of the JSE Securities Exchange South Africa, to issue the unissued ordinary shares of 1 cent each in the capital of the Company for cash, not exceeding in aggregate 15% of the number of shares in the Company s issued ordinary share capital, at the maximum permitted discount of 10% of the weighted average traded price of such shares over the 30 days prior to the date that the price of the issue is determined or agreed by the Directors of the Company; Authority expires the earlier of the next AGM of the Company or 15 months ; a paid press announcement giving full details, including the impact on the net asset value and earnings per share, will be published at the time of any issue of shares representing, on a cumulative basis within one year, 5% or more of the number of the Company s issued shares prior to any such issue

Mgmt Against *

8.S8 Authorize the Company and any of its subsidiaries, subject to the Articles of Association of the Company and the subsidiaries respectively, are authorized in terms of Section 85 and 89 of the Act and the listing requirements of the JSE, not exceeding in aggregate 20% of the number of shares in the Company in issue, at a price greater than 10% above the weighted average market price of such shares over the previous 5 business days; Authority expires the earlier of the next AGM or 15 months ; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of the relevant class of securities and for each 3% in aggregate of the initial number of that class acquired thereafter

Mgmt For *

Transact any other business Non-Voting No Vote *

* Management position unknown

LIBERTY INTERNATIONAL PLC
CUSIP/CINS: G8995Y108
Ticker:
Meeting Date: 31-Mar-04

1. Receive the accounts and the reports of the Directors and the Auditors for the YE 31 DEC 2003

Mgmt For *

2. Declare a final dividend for the YE 31 DEC 2003 of 13.25p per ordinary share

Mgmt For *

3. Re-elect Mr. J.G. Abel as the Executive Director

Mgmt For *

4. Re-elect Mr. A.C. Smith as the Executive Director

Mgmt For *

5. Re-elect Mr. D. Bramson as the Non-Executive Director

Mgmt For *

6. Re-elect Mr. D.P.H. Burgess as the Non-Executive Director

Mgmt For *

7. Re-elect Mr. M. Rapp as the Non-Executive Director

Mgmt For *

8. Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company until the conclusion of the next general meeting at which accounts are laid and authorize the Audit Committee of the Board of Directors to determine their remuneration

Mgmt For *

9. Approve the Directors remuneration report for the YE 31 DEC 2003

Mgmt For *

10. Authorize the Directors, in accordance with Article 12.2 of the Company s Articles of Association and pursuant to Section 80 of the Companies Act 1985, to allot relevant securities up to GBP 53,613,883 107,227,766 ordinary shares ;Authority expires the earlier of the conclusion of AGM of the Company in 2009or 31 MAR 2009

Mgmt Against *

S.11. Authorize the Directors, subject to the passing of Resolution 10 of the AGM on26 FEB 2004, to allot equity securities in connection with a rights issue conferred on the Directors by Article 12.3 of the Company s Articles of Association and for that period the Section 89 amount be GBP 8,042,082 16,084,164 ordinary shares

Mgmt Against *

S.12 Authorize the Company, for the purpose of Section 166 of the Companies Act, to make market purchases Section 163 of the Act of up to 32,168,329 shares of50 p each in the capital of the Company, at a minimum price of 50 p and up to105% of the average middle market quotations for the Company s ordinary shares derived from the London Stock Exchange Daily Official List, for the preceding5 business days; Authority expires the earlier of the conclusion of AGM of the Company in 2005 or 30 JUN 2005 ; the Company, before the expiry, may make a contract to purchase such shares which will or may be executed wholly or partly after such expiry

Mgmt For *

* Management position unknown

MTN GROUP LTD
CUSIP/CINS: S8039R108
Ticker:
Meeting Date: 29-Sep-03

1. Receive, approve and adopt the annual financial statements for the YE 31 MAR 2003 of the Company, together with the report of the Auditors

Mgmt

2. Grant authority to appoint the Directors by a single resolution

Mgmt

3.1 Re-elect Mr. D.D.B Band as a Director

Mgmt

3.2 Re-elect Mr. R.S. Dabengwa as a Director

Mgmt

3.3 Re-elect Mr. P.L. Heinamann as a Director

Mgmt

3.4 Re-elect Mr. R.D. Nisbet as a Director

Mgmt

4.1 Elect Mr. A.F. Van Biljon as a Director of the Company

Mgmt

4.2 Elect Mr. S.L. Botha as a Director of the Company

Mgmt

Transact any other business

Non-Voting

5.S1 Approve a general authority for the Company and/or a subsidiary to acquire shares in the Company

Mgmt

6.O1 Authorize the Directors to allot and issue the unissued ordinary shares of 0.01 cents each up to 10% of the issued share capital

Mgmt

6.O2 Approve to waive pre-emptive rights to which shareholders may be entitled for the issue of equity securities for cash

Mgmt

6.O3 Approve the Directors and Committee Members annual remuneration effective for the YE 31 MAR 2003

Mgmt

6.O4 Grant authority to extend the duration of the contract of service of Mr. PF Nhleko from 3 years to 5 years terminating in JUL 2007

Mgmt

6.O5 Amend the Company s share incentive scheme as indicated

Mgmt

6.O6 Authorize a Company Director to implement the special and ordinary resolutions

Mgmt

NAMIBIA BREWERIES LTD
CUSIP/CINS: V6596W102
Ticker:
Meeting Date: 09-Jul-03

1. Approve the minutes of the 81st AGM

Mgmt

2. Approve to adopt the Group annual financial statements and the report of the Independent Auditors for the YE 31 JAN 2003 and confirm all matters and things undertaken and discharged by the Directors on behalf of the Company

Mgmt

3.1 Re-elect Messrs L.J. Matthews as a Director, in terms of the Articles of Association

Mgmt

3.2 Re-elect Mr. U.M. Stritter as a Director, in terms of the Articles of Association

Mgmt

4. Re-elect Mr. C.L. Lis as a Director, in terms of the Articles of Association 3.3 Mgmt Appoint Dr. S.J. Van Rooijen as a Director 3.4 Mgmt Authorize the Directors to allot all or any of the unissued 92,471,000 ordinary shares of no par value of the Company on the specified terms

Mgmt

5. Approve the final dividend of NAD 0.11 per share, registered in the books of the Company at the close of the business on 06 JUN 2003

Mgmt

NAMPAK LTD
CUSIP/CINS: S53240107
Ticker:
Meeting Date: 28-Jan-04

1. Receive and approve the annual financial statement of the Company and of the Group for the YE 30 SEP 2003

Mgmt For *

2. Elect Mr. R.P. Becker as a Director, who retires in terms of the Articles of Association

Mgmt For *

3.1 Re-elect Mr. M.M. Katz as a Director, who retires by rotation

Mgmt For *

3.2 Re-elect Mr. A.M. Marthinusen as a Director, who retires by rotation

Mgmt For *

3.3 Re-elect Mr. K.M. Mokoape as a Director, who retires by rotation

Mgmt For *

3.4 Re-elect Mr. M.L. Ndlovu as a Director, who retires by rotation

Mgmt For *

4.O1 Approve that, JSE Securities Exchange South Africa, the revised annual fees payable by the Company to Non-Executive Director with effect from 01 OCT 2003 as follows: Non-Executive Chairman current fee nil and proposed fee ZAR 1,750,000, Non-Executive Directors current fee ZAR 80,000 and proposed fee ZAR 90,000,Chairman of the Audit Committee current fee ZAR 60,000 and proposed fee ZAR 100,000, Member of the Audit Committee current fee ZAR 30,000 and proposed fee ZAR 50,000, Chairman, remuneration and Nominations Committee current fee ZAR 60,000 and proposed fee ZAR 75,000, Member of the remuneration and Nominations Committee current fee ZAR 30,000 and proposed fee ZAR 40,000 and Member of the Corporate Social Investment Committee current fee ZAR 20,000 and proposed fee ZAR 22,000

Mgmt For *

5.O2 Approve the Company, in terms of Section 222(1)(a) of the Companies Act, 1973,to allot and issue from the ordinary shares already set aside for purposes of the Nampak 1985 Share Option Scheme of ordinary shares of 5 cents each to Mr.R.P. Becker and Mr. T. Evans were grated to them during they year to acquire ordinary shares of 5 cents each in the Company and specifically authorize the Directors to make such issue and allotment

Mgmt For *

6.O3 Approve to reserve a further 10,425,000 unissued ordinary shares of 5 cents each in the capital of the Company to meet the requirements of the Nampak 1985 Share Option Scheme of the Nampak 1979 Share Purchase Scheme and to place under the control of the Directors for that purpose; and authorize the Directors to allot and issue those shares to any employee upon the exercise by him of any option granted in terms of the Nampak 1985 Share Option Scheme

Mgmt For *

7.S1 Authorize the Directors of the Company, subject to compliance with the requirements of the JSE, to procure that the Company or subsidiaries of the Company acquire by purchase on the JSE ordinary shares issued by the Company provided that the number of ordinary shares acquired, not exceeding in aggregate 20% of the issued ordinary shares in any 1 FY, not exceed 10% of the aggregate of the number of shares issued in the company at the relevant times, at a price of no more than 10% above the weighted average market price of such shares over the previous 5 business days; Authority expires the earlier of the next AGM of the Company or 15 months

Mgmt For *

* Management position unknown

NASPERS LTD
CUSIP/CINS: S5340H118
Ticker:
Meeting Date: 29-Aug-03

1. Approve the financial statements of the company and the Group for the 12 months ending 31 MAR 2003 and the reports of the Directors and the Auditors

Mgmt

2. Approve the dividends in relation to the N ordinary and A ordinary shares of the Company

Mgmt

3. Approve the remuneration of the Non-Executive Directors

Mgmt

4. Re-appoint PricewaterhouseCoopers Inc. as the Auditors, until the conclusion of the next general meeting of the company

Mgmt

5. Re-elect Mr. T. Vosloo, who retires by rotation

Mgmt

6. Approve to extend the unconditional general authority granted to the Directors to place under their control and to allot and issue at their discretion, subject to the provisions of Section 221 of the Companies Act No,61 of 1973 as amended Act , and the requirements of the JSE Securities Exchange South AfricaJSE and any other exchange on which the shares of the Company may be quotated or listed from time to time, the unissued shares of the Company on such terms and conditions and to such persons, whether they are shareholders or not, as the Director may in their sole discretion deem fit

Mgmt

7. Authorize the Directors, subject to the listing requirements of the JSE, to issue unissued shares of a class of shares already in issue in the capital of the Company for cash as and when the opportunity arises, not exceeding in aggregate 15% of the number of issued shares of that class of shares in a FY, at the maximum permitted discount of 10% of the weighted average traded price of the shares in question over the 30 days prior to the date that the price of the issue is determined; Authority expires the earlier of the next AGM of the Company, or 15 months ; a paid press announcement giving full details, including the impact on the net asset value and earning per share, will be published at the time of any issue representing, on a cumulative basis within one year, 5% or more of the number shares of that class in issue prior to the issues

Mgmt

8. Approve to grant non-renounceable offer to the Welkom debenture holders in terms of which they will become entitled to subscribe for a total of 5,605,236 Naspers N ordinary shares at a subscription price of ZAR 32.96 per Naspers N ordinary share during the 30 day period from 09 SEP 2006

Mgmt

S.1 Authorize the Company, to repurchase issued share capital as and when the opportunity arises, subject to the provisions of the Act and the requirements of the JSE on the open market of the JSE, not exceeding in aggregate 20% of the Company s issued shares in existence at the date this authority is given, at a price of no more than 10% above the average, weighted by volume of shares, of the market value of shares over the previous 5 business days; Authority expires the earlier of the next AGM or 15 months ; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the number of ordinary shares in issue

Mgmt

9. Authorize the Directors of the Company to do all things, perform all acts and sign all documentation necessary to effect the implementation of the resolutions adopted at this AGM

Mgmt

Transact other business

Non-Voting

NEDCOR LTD (FORMERLY NEDBANK GROUP LTD)
CUSIP/CINS: S55000103
Ticker:
Meeting Date: 17-Mar-04

PLEASE NOTE THAT THIS IS AN ORDINARY GENERAL MEETING.
THANK YOU.

Non-Voting

S.1 Approve to increase the authorized ordinary share capital of Nedcor from ZAR 350,000,000, divided into 350,000,000 ordinary shares of 100 cents each to ZAR6000,000,000 divided into 600,000,000 ordinary shares of 100 cents each by the creation of 250,000,000 new ordinary shares of 100 cents each ranking pari passu in all respects with the existing ordinary shares in the issued ordinary share capital of Nedcor

Mgmt

O.1 Authorize the Directors to place the authorized but unissued ordinary shares in the share capital of Nedcor under the control of the Directors, who are authorized to allot these shares on such terms and conditions and at such times as they deem fit, subject to the provisions of the Companies Act (Act 61 of 1973), as amended, the Banks Act ( Act 94 of
1990), as amended, and the listing requirements of the JSE Securities Exchange South Africa Authority expires at the 2004 AGM of Nedcor

Mgmt

O.2 Authorize any Member of the Board of Directors of Nedcor to sign all such documents and do all such things as may be necessary for or incidental to the implementation of the special resolution and ordinary resolution number 1

Mgmt

NEDCOR LTD (FORMERLY NEDBANK GROUP LTD)
CUSIP/CINS: S55000103
Ticker:
Meeting Date: 06-May-04
1. Receive and consider the annual financial statements of the Company for the YE31 DEC 2003, together with the reports of the Directors and the Auditors

Mgmt For *

2. Approve to confirm the award of capitalization shares to ordinary share holders recorded in the register on 08 APR 2004

Mgmt For *

3. Approve the interim dividend of 205 cents per share declared on 29 JUL 2003 and the final dividend of 35 cents per share on 22 FEB 2004 in favour of those shareholders who elected to receive a cash dividend in lieu of the capitalization award

Mgmt For *

4.1 Re-elect Mr. C.J.W. Ball as a Director of the Company, who retire by rotation in terms of the Company s Articles of Association

Mgmt For *

4.2 Re-elect Mr. W.A.M. Clewlow as a Director of the Company, who retire by rotation in terms of the Company s Articles of Association

Mgmt Abstain *

4.3 Re-elect Mr. B.E. Davison as a Director of the Company, who retire by rotation in terms of the Company s Articles of Association

Mgmt For *

4.4 Re-elect Mr. M.M. Katz as a Director of the Company, who retire by rotation in terms of the Company s Articles of Association

Mgmt Abstain *

4.5 Re-elect Mr. M.E. Mkwanazi as a Director of the Company, who retire by rotation in terms of the Company s Articles of Association

Mgmt For *

4.6 Re-elect Mr. J.V.F. Roberts as a Director of the Company, who retire by rotation in terms of the Company s Articles of Association

Mgmt For *

4.7 Re-elect Mr. J.H. Sutcliffe as a Director of the Company, who retire by rotation in terms of the Company s Articles of Association

Mgmt For *

5. Appoint any person as a Director, in terms of Article 18.3 of the Company s Articles of Association

Mgmt For *

6. Approve the fees and remuneration paid to the Directors for the past
FY

Mgmt For *

7. Re-appoint Deloitte & Touche and KPMG Inc., as joint Auditors

Mgmt For *

8. Authorize the Directors to determine the remuneration of the Company s
Auditors

Mgmt For *

9.O1 Approve to place the authorized, but unissued, ordinary shares in the share capital of the Nedcor under the control of the Directors; and authorize the Directors, subject to the provisions of the Companies Act, 61 of 1973, the Banks Act, 94 of 1990, and the listing requirements of the JSE Securities Exchange of South Africa, to allot these shares on such terms and conditions they deem fit; authority is limited to Nedcors s existing contractual obligations, Nedcors requirements for the rights issued announced on 23 FEB 2004, any scrip dividend and/or capitalization share award, and shares required to be issued for the purposes of carrying out the terms of the Nedcor share incentive scheme

Mgmt Against *

S.10 Authorize the Company and/or its subsidiaries, in terms of Section 85(2) and 85(3) of the Act, to acquire up to 27,475,443 shares issued by the Company, on the open market of JSE, as determined by the Directors, but subject to the approval to the extent required by the Registrar of Banks, the provisions of the Act, the Bank Act, 94 of 1990 and the listing requirements of the JSE, not exceeding in aggregate 10% of the Companys issued ordinary share capital in any 1 FY, at a price of no more than 10% above the weighted average market price of such shares over the previous 5 business days; Authority expires the earlier of the Company s next AGM or 15 months; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of the relevant class of securities and for each 3% in aggregate of the initial number of that class acquired thereafter

Mgmt For *

* Management position unknown

NETWORK HEALTHCARE HOLDINGS LTD
CUSIP/CINS: S5510Z104
Ticker:
Meeting Date: 23-Jan-04

1.01 Receive and adopt the annual financial statements

Mgmt

2.O2 Approve the Directors fees payable as required by the Company s Articles of Association

Mgmt

3.O3 Re-elect the Directors by a single resolution

Mgmt

4.O4 Elect Mr. R.H. Bush, Mr. J.M. Kahn, Mr. H.R. Levin, Mr. P.J.
Lindeque and Mr.N. Weltman as the Directors

Mgmt

5.O5 Authorize the Directors to determine the remuneration of the Auditors

Mgmt

6.O6 Approve to renew the Directors general authority over portion of the unissued shares

Mgmt

7.O7 Approve to renew the authority to the Directors to issue the unissued shares for cash

Mgmt

8.O8 Authorize the Directors to effect a reduction of share premium by way of capital distributions

Mgmt

9.O9 Authorize any two 2 Directors to implement resolutions taken at the AGM

Mgmt

10.S Grant general authority to facilitate the Company and its subsidiaries to acquire the Company s shares

Mgmt

NETWORK HEALTHCARE HOLDINGS LTD
CUSIP/CINS: S5510Z104
Ticker:
Meeting Date: 23-Jan-04

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING #121812 DUE TO THE CHANGE INTHE AGENDA. ALL VOTES RECEIVED ON THE PREVIOUS NOTICE OF MEETING WILL BE DISREGARDED AND YOU WILL NEED TO RE-INSTRUCT ON THIS NOTICE OF MEETING. THANK YOU.

Non-Voting No Vote *

1.O1 Receive and adopt the annual financial statements of the Company the Group for the YE 30 SEP 2003

Mgmt For *

2.O2 Confirm the Director s fees payable as required by the Company s Articles of Association

Mgmt For *

3.O3 Re-elect the Directors by a single resolution Mgmt For *

4.O4 Elect Mr. R.H. Bush as a Director

Mgmt For *

4.O4 Elect Mr. J.M. Kahn as a Director

Mgmt For *

4.O4 Elect Mr. H.R. Levin as a Director

Mgmt For *

4.O4 Elect Mr. P.J. Lindeque as a Director

Mgmt For *

4.O4 Elect Mr. N. Weltman as a Director

Mgmt For *

5.O5 Authorize the Directors to determine the remuneration of the Auditors

Mgmt For *

6.O6 Approve that 164,000,000 out of the 858,140,725 unissued ordinary shares of 1.0 cent each in the capital of the Company be placed under the control of the Directors

Mgmt Abstain *

7.O7 Authorize the Directors, subject to the passing of 6.O6 and in terms of the Listing Requirements of the JSE Securities Exchange South Africa
(JSE), to issue ordinary shares and/or any options/convertible securities that are convertible into ordinary shares for cash, without restricting to whom the shares will be issued, but subject to (f) below, as and when suitable opportunities arise, subject to the following conditions: a) that this authority will expire the earlier of 15 months from the passing of this resolution or the conclusion of the next AGM; b) that a paid press announcement giving full details will be published at the time of any issue representing, on a cumulative basis within one year, 5% or more of the number of shares in issue prior to the issues; c) that issues in the aggregate in one year will not exceed 15% of the number of shares of the Company s issued ordinary share capital; d) that in determining the price at which an issue of shares may be made in terms of this authority, the maximum discount permitted will be 10% (ten percent) of the weighted average traded price on the JSE of those shares over the 30 (thirty) business days prior to the date that the price of the issue is determined or agreed by the Directors of the Company; e) that the equity securities which are the subject of the issue for cash must be of a class already in issue, or where this is not the case, must be limited to such securities or rights that are convertible into a class already in issue; and f) that any such issue will only be made to public shareholders as defined by the Listings Requirements of the JSE

Mgmt Against *

8.O8 Approve that, in terms of Articles 54.1, 54.2 and 54.7 of the Company s Articles of Association and subject to the Company obtaining a declaration of the Directors that: a) the Company as well as the Company and its subsidiaries the Group would be able, after the proposed payments, to pay its debts as they become due in the ordinary course of business; and b) the consolidated assets of the Company and the Group, fairly valued would, after the proposed payments, not be less than the consolidated liabilities of the Company and the Group, the Directors of the Company shall be entitled, from time to time, to pay by way of a reduction of share premium, capital distributions to shareholders of the Company in lieu of a dividend; such distributions shall be amounts equal to the amounts which the Directors would have declared and paid out of profits of the Company as interim and final dividends in respect of the FYE 30 SEP 2004; Authority shall not extend beyond the date of the AGM following the date of the AGM at which this resolution is being proposed

Mgmt For *

9.O9 Authorize any 2 Directors of Network Healthcare Holdings Limited to sign all such documents and do all such things as may be necessary for or incidental to the implementation of the resolutions to be proposed at the AGM convened to consider this resolution and, insofar as any of the a foregoing may have occurred prior to such AGM, same be and is hereby ratified and approved

Mgmt For *

10.S Approve, pursuant to Articles 13.7 and 13.8 of the Articles of Association, to procure that the Company, or subsidiaries of the Company, acquire by purchases on the JSE, subject to the provisions of the Companies Act, Act No. 61 of 1973 as amended and the Listing Requirements of the JSE, ordinary shares issued by the Company, provided that: a) any such acquisition of ordinary shares shall be implemented on the open market on the JSE; (b) the authority will expire the earlier of 15 months from the passing of this resolution or the conclusion of the next AGM;
(c) acquisitions of ordinary shares in the aggregate in anyone financial year may not exceed 20% (twenty percent) of the Company s issued ordinary share capital from the date of the grant of this general authority;(d) in determining the price at which the Company s ordinary shares are acquired by the Company in terms of this general authority, the maximum premium at which such ordinary shares may be acquired will be 10% (ten percent) of the weighted average of the market price at which such ordinary shares are traded on the JSE, as determined over the 5 (five) business days immediately preceding the date of repurchase of such ordinary shares by the Company; and (e) a paid press announcement will be published as soon as the Company has acquired ordinary shares constituting, on a cumulative basis, 3% (three percent) of the number of ordinary shares in issue prior to the acquisition pursuant to which the 3% (three percent) threshold is reached, which announcement shall contain full details of such acquisitions

Mgmt For *

* Management position unknown

OK ZIMBABWE LTD
CUSIP/CINS: V68142104
Ticker:
Meeting Date: 17-Jul-03

1. Receive and adopt the financial statements, Directors report and the Auditors report for the YE 31 MAR 2003

Mgmt

2.1 Re-elect Mr. D. B. Lake as a Director

Mgmt

2.2 Re-elect Mr. H. N. Kala as a Director

Mgmt

3. Appoint Messrs. Deloitte and Touche as the Auditors to the Co. for the ensuing year; and approve their fees for the past FY

Mgmt

4. Approve the Directors fees for the past year

Mgmt

5. Approve the interim dividend of 12 ZWD declared on 15 NOV 2002 and the final dividend of 43 ZWD declared on 09 MAY 2003

Mgmt

OLD MUTUAL PLC
CUSIP/CINS: G67395106
Ticker:
Meeting Date: 14-May-04

1. Receive and adopt the Directors report and audited financial statement of the group for the YE 31 DEC 2003

Mgmt For *

2. Declare a final dividend of 3.1p per ordinary share

Mgmt For *

3.i Elect Mr. M.P.J. Marks as a Director of the Company

Mgmt For *

3.ii Re-elect Mr. R. Bogni as a Director of the Company

Mgmt For *

3.iii Re-elect Mr. N.N. Broadhurst as a Director of the Company

Mgmt For *

3.iv Re-elect Mr. J.V.F. Roberts as a Director of the Company

Mgmt For *

4. Re-appoint KPMG Audit PLC as the Auditors of the Company

Mgmt For *

5. Authorize the Audit Committee to settle the remuneration of the Auditors

Mgmt For *

6. Approve the remuneration report in the Company s report and accounts for the YE 31 DEC 2003

Mgmt For *

7. Authorize the Directors, pursuant to Section 80 of the Companies Act 1985 and in substitution for any existing authority, to allot relevant securities Section 80 up to an aggregate nominal amount of GBP 127,917,000; Authority expires at the conclusion of the next AGM of the Company ; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

Mgmt Against *

S.8 Authorize the Directors, subject to the passing of Resolution 7, to allot equity securities Section 94 of the Companies Act 1985 for cash of up to a maximum nominal aggregate amount of GBP 19,187,000 and/or where such allotment constitutes an allotment of equity securities by virtue of
Section 94(3A), disapplying the statutory pre-emption rights Section 89(1) ; Authority expires at the conclusion of the next AGM of the Company ; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

Mgmt Against *

S.9 Authorize the Company in accordance with Section 166 of the Companies Act 1985to purchase ordinary shares of 10p each in the Company ordinary shares by way of market purchase Section 163(3) of the Companies Act 1985 of up to 383,752,930 ordinary shares, at a minimum price of 10p and up to exclusive of expenses 5% above the average middle market values taken from the London Stock Exchange Daily Official List, over the previous 5 business days; Authority expires the earlier of the conclusion of the next AGM of the Company in 2005 or 12 months ; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry; approve that all the ordinary shares purchased pursuant to the said authority shall either: a) be cancelled immediately upon completion of the purchase; orc) be held, sold, transferred or otherwise dealt with as treasury shares in accordance with the provisions of the Companies Act 1985

Mgmt For *

S10a Approve the contract between the Company and Merrill Lynch South Africa (Pty)Limited, in accordance with Section 161 of the Companies Act 1985, pursuant to which the Company may make off-market purchases from Merrill Lynch South Africa (Pty) Limited of up to a maximum of 383,752,930 ordinary shares of 10p each in the Company ordinary shares in aggregate (such maximum number to be reduced by any purchases made pursuant to the authority in Resolution 9 or any of the other contingent purchase as specified in Resolutions S10.ii, S10.iii andS10.iv and authorize the Company to make off-market purchases its shares pursuant to this contract for a period of 12 months or until the conclusion of the Company AGM in 2005

Mgmt For *

S10b Approve the contract between the Company and Investment House Namibia (Pty) Limited, in accordance with Section 161 of the Companies Act 1985, pursuant to which the Company may make offmarket purchases from Investment House Namibia (Pty) Limited of up to a maximum of 383,752,930 ordinary shares of 10p each in the Company ordinary shares in aggregate (such maximum number to be reduced by any purchases made pursuant to the authority in Resolution 9 or any of the other contingent purchase as specified in Resolutions S10.i, S10.iii and S10.iv and authorize the Company to make off-market purchases its shares pursuant to this contract for a period of 12 months or until the conclusion of the Company AGM in 2005

Mgmt For *

S10c Approve the contract between the Company and Fleming Martin Edwards Securities(Private) Limited, in accordance with Section 161 of the Companies Act 1985,pursuant to which the Company may make offmarket purchases from Fleming Martin Edwards Securities (Private) Limited of up to a maximum of 383,752,930 ordinary shares of 10p each in the Company ordinary shares in aggregate (such maximum number to be reduced by any purchases made pursuant to the authority in Resolution 9 or any of the other contingent purchase as specified in Resolutions S10.i, S10.ii and S10.iv and authorize the Company to make off-market purchases its shares pursuant to this contract for a period of 12 months or until the conclusion of the Company AGM in 2005

Mgmt For *

S10d Approve the contract between the Company and Stock Brokers Malawi Limited, in accordance with Section 161 of the Companies Act 1985, pursuant to which the Company may make off-market purchases from Stock Brokers Malawi Limited of up to a maximum of 383,752,930 ordinary shares of 10p each in the Company ordinary shares in aggregate (such maximum number to be reduced by any purchases made pursuant to the authority in Resolution 9 or any of the other contingent purchase as specified in Resolutions S10.i, S10.i and S10.iii and authorize the Company to make off-market purchases its shares pursuant to this contract for a period of 12 months or until the conclusion of the Company AGM in 2005

Mgmt For *

S.11 Approve to adopt the Articles of Association of the Company ins substitution for the existing Articles of Association

Mgmt For *

S.12 Approve the scheme of arrangement Scheme between the Company and the holders of its shares; authorize the Directors, if they shall see fit to do so, to implement: a) the arrangements set out in the Scheme; or b) the alternative arrangement as specified so that the new unclaimed benefits trust will exclusively receive and hold on the terms of those trusts cash proceeds transferred to those trusts in accordance with the arrangements as specified; and amend the objects clause in the Memorandum of Association of the Company to include a new Clause 4(32) with the remaining paragraphs of Clause 4 being numbered accordingly

Mgmt For *

* Management position unknown

OLD MUTUAL PLC
CUSIP/CINS: G67395106
Ticker:
Meeting Date: 14-May-04

1. Approve the Scheme of Arrangement pursuant to Section 425 of the Companies Act proposed to be made between Old Mutual PLC and the holders of its ordinary shares

Mgmt

PLEASE NOTE THAT THIS IS A REVISION DUE TO REFLECT THAT THIS IS A COURT ORDERED SCHEME MEETING. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANKYOU.

Non-Voting

PICK N PAY STORES LTD
CUSIP/CINS: S60947108
Ticker:
Meeting Date: 11-Jun-04

O.1 Receive the annual financial statements of the Company for the YE 29
FEB 2004

Mgmt For *

O.2 Reappoint KPMG Inc. as the Auditors of the Company for the ensuing year

Mgmt For *

O.3.1 Re-elect Mr. Rene Pieter De Wet as a Director of the Company

Mgmt For *

O.3.2 Re-elect Mr. Colin Hultzer as a Director of the Company

Mgmt For *

O.3.3 Re-elect Mr. David Morris Nurek as a Director of the Company

Mgmt For *

O.3.4 Re-elect Mr. Sean Robin Summers as a Director of the Company

Mgmt For *

O.4 Approve that the 24 million of the unissued authorized shares in the Company and in addition 6 4.3 million shares specifically approved for issued in terms of the Company s share incentive schemes, be placed under the control of the Directors

Mgmt For *

O.5 Approve the Directors fees paid and housing loans granted to the Company s Directors for the YE 29 FEB 2004

Mgmt For *

S.1 Grant general authority for the acquisition by the Company or any of its subsidiaries from time to time of the issues shares of the Company or its holding Company as the Directors determine

Mgmt For *

O.6 Authorize the Directors of the Company to issue all or any of the authorized unissued shares in the capital of the Company for cash

Mgmt For *

O.7 Authorize each and every Director of the Company to do all such things and sign all such documents as necessary for the implementation of the Resolutions at the meeting

Mgmt For *

O.8 Transact such other business

Other For *

* Management position unknown

PRETORIA PORTLAND CEMENT CO LTD
CUSIP/CINS: S63820104
Ticker:
Meeting Date: 26-Jan-04

1.O1 Receive and adopt the annual financial statements for the YE 30 SEP
2003

Mgmt For *

2.O2 Elect the Directors by way of a single resolution

Mgmt For *

3.O3 Re-elect Messrs. P. Esterhuysen, R. J. Burn, RKJ Chambers, A. J. Lamprecht and E.P. Theron as the Directors

Mgmt Abstain *

4.O4 Approve that, with effect from 01 OCT 2003 and in terms of Article
12.5 of the Company s Articles of Association, the fees payable to Non-Executive Members of the various Committees and the Chairman for services rendered be increased

Mgmt For *

5.S1 Authorize the Directors of the Company or a subsidiary of the Company, in terms of Article 7 of the Company s Articles of Association, to acquire the issued shares in the share capital of the Company

Mgmt For *

6.S2 Approve that the existing Memorandum of Association of the Company be cancelled and that in place thereof the draft Memorandum of Association be adopted as the new Memorandum of Association of the Company

Mgmt Abstain *

7.S3 Approve that the Articles of Association of the Company be cancelled and that in place thereof the draft Articles of Association be adopted as the new Articles of Association of the Company

Mgmt Abstain *

* Management position unknown

REMGRO LTD
CUSIP/CINS: S6873K106
Ticker:
Meeting Date: 26-Aug-03

1.O1 Receive and approve the audited annual financial statements of the Company and the Group for the YE 31 MAR 2003

Mgmt

2.O2 Approve the joint remuneration of the Non-executive Directors at amount of ZAR900,420 for the YE 31 MAR 2003

Mgmt

3.O3 Re-elect Mr. D.M. Falck as a Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

3.O3 Re-elect Mr. J.F. Mouton as a Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

3.O3 Re-elect Mr. F. Robertson as a Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

3.O3 Re-elect Mr. J.P. Rupert as a Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

3.O3 Re-elect Mr. P.G. Steyn as a Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

4.O4 Approve to place the ordinary shares of 1 cents each and the B shares of 10 cents each in the authorized but unissued share capital of the Company under the control of the Board of Directors of the Company, in terms of Section 221(2)of the Companies Act (Act 61 of 1973), subject to the provisions of the Companies Act and the Listing requirements of the JSE Securities Exchange South Africa, to such persons and on such conditions as the Board of Directors deem fit; authority expires at the next AGM

Mgmt

5.S1 Authorize the Board of Directors of the Company, to approve the purchase by the Company or any of its subsidiary, of its own shares on the open market of JSE, but subject to the provisions of the Act and the listing requirements of the JSE, not exceeding in aggregate 20% of the number of shares of the Companys issued share capital, provided that the acquisition of shares as treasury stock by a subsidiary of the Company does not exceed 10% of the number of issued shares of the Company, at a price of no more than 10% above the weighted average market value of the securities over the previous 5 business days; Authority expires the earlier of, the next AGM or 15 months from the date of this AGM ; a paid press release will be published when the Company has acquired, on a cumulative basis, 3% of the number of shares in issue

Mgmt

RICHEMONT SECURITIES AG, GENEVE
6416689
Blocking
CUSIP/CINS: H68624115
Ticker:
Meeting Date: 17-Sep-03

1. Approve the financial statements Mgmt For *

2. Approve that the available retained earnings of the Company at 31 MAR 2003 be carried forward to the following business year

Mgmt For *

3. Grant discharge to the Board of Directors from personal obligation

Mgmt Against *

4.1 Re-elect Mr. Johann Rupert as a Director

Mgmt Abstain *

4.2 Re-elect Mr. Jean Paul Aeschimann as a Director

Mgmt Abstain *

4.3 Re-elect Dr. Franco Cologni as a Director

Mgmt Abstain *

4.4 Re-elect Mr. Jan du Plessis as a Director

Mgmt Abstain *

4.5 Re-elect Mr. Leo Deschuyteneer as a Director

Mgmt Abstain *

4.6 Re-elect Mr. Lord Douro as a Director

Mgmt Abstain *

4.7 Re-elect Yves-Andre Istel Mr. as a Director

Mgmt Abstain *

4.8 Re-elect Mr. Joseph Kanoui as a Director

Mgmt Abstain *

4.9 Re-elect Mr. Alan Quasha as a Director

Mgmt Abstain *

4.10 Re-elect Mr. Lord Renwick as a Director

Mgmt Abstain *

5. Re-appoint PricewaterhouseCoopers as the Auditors for a further term of one year

Mgmt For *

* Management position unknown

RICHEMONT SECURITIES AG, GENEVE
6416689
Blocking
CUSIP/CINS: H68624115
Ticker:
Meeting Date: 17-Sep-03

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING # 111523 DUE TO
ADDITIONAL RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting

1. Acknowledge the reports of the Auditors and approve the consolidated financial statements of the Group, the financial statements of the Company and the Directors report for the business YE 31 MAR 2003

Mgmt

2. Approve to carry forward the available retained earnings of the Company at 31MAR 2003 of CHF 306,200,000 to the following business year

Mgmt

3. Grant discharge to the Board of Directors from their obligations in respect of the business YE 31 MAR 2003

Mgmt

4.1 Re-elect Mr. Johann Rupert as a Director for a term of one year

Mgmt

4.2 Re-elect Mr. Jean-Paul Aeschimann as a Director for a term of one year

Mgmt

4.3  Re-elect Dr. Franco Cologni as a Director for a term of one year

Mgmt

4.4 Re-elect Mr. Jan du Plessis as a Director for a term of one year

Mgmt

4.5 Re-elect Mr. Leo Deschuyteneer as a Director for a term of one year

Mgmt

4.6 Re-elect Mr. Lord Douro as a Director for a term of one year

Mgmt

4.7 Re-elect Mr. Yves-Andre Istel Mr. as a Director for a term of one year

Mgmt

4.8 Re-elect Mr. Joseph Kanoui as a Director for a term of one year

Mgmt

4.9 Re-elect Mr. Alan Quasha as a Director for a term of one year

Mgmt

4.10 Re-elect Lord Renwick of Clifton as a Director for a term of one year

Mgmt

4.11 Re-elect Mr. Ernst Verloop as a Director for a term of one year

Mgmt

4.12 Elect Mr. Alain Dominique Perrin to the Board

Mgmt

4.13 Elect Mr. Simon Murray to the Board

Mgmt

4.14 Elect Mr. Jurgen Schrempp to the Board

Mgmt

5. Re-appoint PricewaterhouseCoopers for a further term of one year as the Auditors of the consolidated financial statements of the Group and the financial statements of the Company

Mgmt

RMB HOLDINGS LTD
CUSIP/CINS: S6992P127
Ticker:
Meeting Date: 03-Dec-03

1. Receive and adopt the annual financial statements for the YE 30 JUN 2003, including the reports of the Directors and Auditors

Mgmt

2. Elect a Director in place of Mr. Peter Cooper who retires in terms of the Articles of Association of the Company and who, being eligible and available, has offered himself for re-election

Mgmt

3. Elect a Director in place of Mr. Denis Martin Falck who retires in terms of the Articles of Association of the Company and who, being eligible and available, has offered himself for re-election

Mgmt

4. Elect a Director in place of Mr. Patrick Maguire Goss who retires in terms of the Articles of Association of the Company and who, being eligible and available, has offered himself for re-election

Mgmt

5. Approve the Directors remuneration for 2003

Mgmt

6. Approve the proposed fees payable to non-Executive Directors for the YE 30 JUN2004: Chairman of the Board ZAR 1,500,000 per annum; Director of the Board ZAR 60,000; Chairman of the Audit Committee ZAR 40,000 per annum; Member of the Audit Committee ZAR 20,000 per annum; and Ad Hoc meetings (per hour) ZAR 2,000per annum

Mgmt

7. Re-appoint PricewaterhouseCoopers as Auditors until the conclusion of the next AGM

Mgmt

8. Authorize the Directors to fix and pay the Auditors remuneration for the YE 30 JUN 2003

Mgmt

O.1 Approve that the unissued shares in the Company be and are hereby placed under the control of the Directors until the forthcoming AGM and that they be and are hereby authorized to issue any such shares as they may deem fit subject to the Companies Act, the Articles of Association of the Company and the JSE Listings Requirements

Mgmt

O.2 Authorize the Directors of the Company be given a general authority in terms of the JSE Listings Requirements to issue ordinary shares for cash as and when deemed appropriate, subject to the following limitations: a) that this authority shall be valid until the Company s next AGM provided that it shall not extend beyond fifteen (15) months from the date of this AGM; b) that a paid press announcement giving full details, including the impact on net asset value and earnings per share, will be published at the time of any issue representing, on a cumulative basis within one financial year, 5% or more of the number of ordinary shares in issue prior to the issue; c) that issues in the aggregate in any one financial year will not exceed 15% of the number of ordinary shares of the Company s share capital; d) that, in determining the price at which an issue of shares will be made in terms of this authority, the maximum discount permitted will be 10% of the weighted average traded price of the ordinary shares on the JSE, as determined over the thirty days prior to the date that the price of the issue is determined or agreed by the Directors; and e) that the issue must be made to public shareholders as defined by paragraph 4.25 to 4.27 of the JSE Listings Requirements and not to related parties

Mgmt

S.1 Authorize the Company s Directors, in terms of the Company s Articles of Association, to repurchase issued shares in the Company or to permit a subsidiary of the Company to purchase shares in the Company, as and when deemed appropriate, subject to the following limitations: a) that this authority shall be valid until the Company s next AGM provided that it shall not extend beyond fifteen (15) months from the date of this AGM; b) that any such repurchase be effected through the order book operated by the JSE trading system and done without any prior understanding or agreement between the Company and the counterparty; c) that a paid press release giving such details as may be required in terms of the JSE Listings Requirements be published when the Company or its subsidiaries have repurchased in aggregate 3% of the initial number of shares in issue, as at the time that the general authority was granted, and for each 3%in aggregate of the initial number of shares which is acquired thereafter; d)that the general repurchase may not in the aggregate in any one financial year exceed 20% of the number of shares in the Company s issued share capital at the time this authority is given provided that a subsidiary of the Company may not hold at any one time more than 10% of the number of issued shares of the Company; e) that no repurchases will be effected during a prohibited period; f) that at any point in time, the Company may only appoint one agent to effect repurchases on the Company s behalf; f) that the Company may only undertake a repurchase of securities if, after such repurchase the spread requirements of the Company comply with the JSE Listings Requirements; g) that, in determining the price at which shares may be repurchased in terms of this authority, the maximum premium permitted be 10% above the weighted average traded price of the shares as determined over the five (5) days prior to the date of repurchase; h) the sponsor to the Company provides a letter to the JSE on the adequacy of working capital in terms of Section 2.12 of the JSE Listings Requirements prior to any repurchases being implemented on the open market of the JSE; and i)that such repurchase shall be subject to the Companies Act and the applicable provisions of the JSE Listings Requirements

Mgmt

SABMILLER PLC
CUSIP/CINS: G77395104
Ticker:
Meeting Date: 30-Jul-03

1. Receive and adopt the financial statements for the YE 31 MAR 2003, together with the reports of the Directors and the Auditors thereon

Mgmt

2. Receive and approve the Directors remuneration report 2003 contained in the report and the accounts for the YE 31 MAR 2003

Mgmt

3. Elect Mr. G. C. Bible as a Director of the Company

Mgmt

4. Elect Mr. L. C. Camilleri as a Director of the Company

Mgmt

5. Elect Ms. N. J. De Lisi as a Director of the Company

Mgmt

6. Re-elect Mr. Lord Fellowes as a Director of the Company

Mgmt

7. Re-elect Mr. Lord Renwick as a Director of the Company

Mgmt

8. Declare a final dividend of 18.5 US cents per ordinary shares in respect of the YE 31 MAR 2003 payable on 08 AUG 2003 to shareholders in the register of Members at the close of business on 11 JUL 2003 in South Africa and the United Kingdom

Mgmt

9. Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company until the conclusion of the next general meeting at which the accounts are laid before the Company and authorize the Directors to determine the remuneration of the Auditors

Mgmt

10. Grant authority, subject to and in accordance with Article 12(b) of the Company s Articles of Association and Section 80 of the Companies Act 1985, in respect of relevant securities of up to a nominal amount USD 33,293,420 which shall be the Section 80 amount for the purposes of
Article 12(a)(ii) for that Section 80 period ; Authority expires on 30 JUL 2008 which shall be the Section80 period for the purpose of Article 12(a)(iii)

Mgmt

S.11 Grant authority, subject to and in accordance with Article 12(c) of the Company s Articles of Association and Section 89 of the Companies Act 1985, in respect of equity securities of up to a nominal amount of USD 4,994,013 which shall be the Section 89 amount for the purposes of
Article 12(a)(iv) for that Section 89 period ; Authority expires on 30 JUL 2008 which shall be the Section89 period for the purposes of Article 12(a)(v)

Mgmt

S.12 Authorize the Company to make market purchases Section 163(3) of the Companies Act 1985 of up to 99,880,261 10% of the issued ordinary share capital of the Company ordinary shares of USD 0.10 each in the capital of the Company, at a minimum price of USD 0.10 each and up to 105% of the average middle market value for such shares derived from the Daily Official List of the London Stock Exchange PLC, for the 5 business days; Authority expires the earlier of the conclusion of the next AGM of the Company or 30 OCT 2004 ; the Company, before the expiry, may make a contract to purchase ordinary shares which will or maybe executed wholly or partly after such expiry

Mgmt

S.13 Approve the contingent purchase contract between the Company and SABMiller Finance B. V., providing the Company the right to purchase up to 116,000,000 of its own ordinary shares and authorize the Company, for the purposes of Section165 of the Companies Act 1985, to enter into such contract; Authority expires on 30 JAN 2005

Mgmt

S.14 Approve to adopt the Articles of Association for the purposes of identification as the new Articles of Association of the Company in substitution for and to the exclusion of all existing Articles of Association

Mgmt

SANLAM LTD
CUSIP/CINS: S7302C129
Ticker:
Meeting Date: 01-Apr-04
ISIN: ZAE000028262 Agenda: 700469566 - Management

SANLAM LTD
CUSIP/CINS: S7302C129
Ticker:
Meeting Date: 02-Jun-04

1. Approve and adopt the annual financial statements of the Group and the Company for the YE 31 DEC 2003

Mgmt For *

2. Re-appoint the External Auditors of the Company

Mgmt For *

3.1 Re-elect Mr. M.M.M. Bakane-Tuoane as the Additional Director, in terms of Article 13.2 of the Company s Articles of Association

Mgmt For *

3.2 Re-elect Mr. F.A. Du Plessis as the Additional Director, in terms of
Article 13.2 of the Company s Articles of Association

Mgmt For *

3.3 Re-elect Mr. W. James as the Additional Director, in terms of Article
13.2 of the Company s Articles of Association

Mgmt For *

4. Re-elect Mr. J.J.M. Van Zyl as a Director, in terms of Article 14 of the Articles

Mgmt For *

5. Re-elect the three retiring Directors, who will be appointed by the Board in casual vacancies or as Additional Directors of the Company in terms of Article13.2 of the Articles, as well as in terms of the provisions of the empowerment transaction transaction between the Company and Ubuntu-Botho Investments Proprietary Limited Ubuntu-Botho , in terms of the agreement, Ubuntu-Botho will have the right to nominate three Non-Executive Directors acceptable to the Company, to the Board, post completion of the transaction

Mgmt For *

6. Authorize the Board to determine the remuneration of the External
Auditors

Mgmt For *

7. Approve the total amount of the Directors remuneration

Mgmt For *

8.O1 Approve to place the unissued ordinary shares in the capital of the Company, and such Directors be authorized to a maximum of 275 million shares under the control of the Board, subject to provisions of the Companies Act, No.61 of 1973, Companies Act , the requirements of the JSE Securities Exchange South Africa JSE , and any other Stock Exchange upon which the shares of the Company maybe quoted or listed from time to time

Mgmt Against *

9.S1 Authorize the Board of Directors of the Company, subject to the provisions of the Act and the listing requirements of the JSE to purchase any of its securities including ordinary shares of ZAR 0.01 each in the capital of the Company and purchase of such securities in any holding Company up to 10% of the Companys issued share capital of that class at a price not more than 5% above the weighted average market price of such shares over the previous 5 business days; authority expires the earlier of next AGM or 15 months

Mgmt For *

* Management position unknown

SAPPI LTD
CUSIP/CINS: S73544108
Ticker:
Meeting Date: 01-Mar-04

Receive and approve the financial statements for the YE 30 SEP 2003 Non-Voting No Vote *

1.1 Appoint Jonathan Charles Alexander Leslie as a Director

Mgmt For *

1.2 Appoint H.C.J. Mamach as a Director

Mgmt For *

2.1 Re-elect Mr. M.R. Haymon as a Director

Mgmt For *

2.2 Re-elect Mr. Eugene van As as a Director

Mgmt For *

2.3 Re-elect Mr. D.G. Wilson as a Director

Mgmt For *

3.S1 Authorize Sappi and Sappi s subsidiaries to acquire shares of the Company, in terms of Section 85 and 89 of the Companies Act 1973, as amended, and of the Listing Requirements of the JSE Securities Exchange South Africa JSE from time to time, which Listing Requirements currently provide inter alia, provided that: (a) any such acquisition of ordinary shares shall be implemented on the open market on the JSE; Authority will expire the earlier of 15 months from the passing of this resolution or the conclusion of the next AGM ; (b) a paid press announcement will be published as soon as the Company has acquired ordinary shares constituting, on a cumulative basis, 3% of the number of ordinary shares in issue prior to the acquisition pursuant to which the 3% threshold is reached, which announcement shall contain full details of such acquisitions; (c) acquisitions of ordinary shares in the aggregate in any one financial year may not exceed 10% of the Company s issued ordinary share capital from the date of the grant of this general authority; and
(d) in determining the price at which the Company s ordinary shares are acquired by the Company in terms of this general authority, the maximum premium at which such ordinary shares may be acquired will be 10% of the weighted average of the market price at which such ordinary shares are traded on the JSE, as determined over the 5 business days immediately preceding the date of repurchase of such ordinary shares by the Company

Mgmt For *

4.O1 Grant authority to any subsidiary of Sappi Limited to sell and transfer to the Sappi Limited Share Incentive Scheme Scheme that number of the Sappi shares repurchased by that Sappi subsidiary but not exceeding 17,930,392 shares, being the maximum number of shares available to the Scheme as may be required by the Scheme from time to time once a participant or group of participants to whom the shares will be allocated has been formally identified, at the price at which the participant or group of participants is allowed to subscribe for shares, subject to the provisions of the Companies Act 61 of 1973 and the Listing Requirements of the JSE Securities Exchange South Africa

Mgmt For *

5.O2 Approve to place all the unissued ordinary shares in the authorized share capital of the Company under the control of the Directors of the Company, subject to the provisions of Sections 221 and 222 of the Companies Act 61 of 1973

Mgmt Against *

6.O3 Authorize the Directors to sign all documents and do all such things necessary to implement the resolutions

Mgmt For *

* Management position unknown

SASOL LTD
CUSIP/CINS: 803866102
Ticker:
Meeting Date: 28-Nov-03

1. Receive and consider the annual financial statements of the Company and of the Group for the YE 30 JUN 2003, together with the reports of the Directors and Auditors

Mgmt For *

2.A Re-elect Mr. W A M Clewlow as a Director, retiring in terms of Articles 75(d)and 75(e) of the Company s Articles of Association

Mgmt For *

2.B Re-elect Mr. P V Cox as a Director, retiring in terms of Articles 75(d) and 75(e) of the Company s Articles of Association

Mgmt For *

2.C Re-elect Mr. S Montsi as a Director, retiring in terms of Articles 75(d) and 75(e) of the Company s Articles of Association

Mgmt For *

2.D Re-elect Dr. C B Strauss as a Director, retiring in terms of Articles 75(d) and 75(e) of the Company s Articles of Association

Mgmt For *

2.E Re-elect Mr. T S Munday as a Director, retiring in terms of Articles 75(d) and 75(e) of the Company s Articles of Association

Mgmt For *

3. Elect Mrs. E le R Bradley who is required, in terms of Article 75(h) of the Company s Articles of Association, to retire as Director at the AGM of the Company to be held on 28 NOV 2003 and who is eligible for and has offered herself for re-election at the AGM

Mgmt For *

4.A Elect Mr. M S V Gantsho who is required, in terms of Article 75(h) of the Company s Articles of Association to retire as Directors at the AGM of the Company to be held on 28 NOV 2003 and who are eligible for and have offered himself for re-election at the AGM

Mgmt For *

4.B Elect Mr. A Jain who is required, in terms of Article 75(h) of the Company s Articles of Association to retire as Directors at the AGM of the Company to beheld on 28 NOV 2003 and who are eligible for and have offered himself for re-election at the AGM

Mgmt For *

4.C Elect Mr. S B Pfeiffer who is required, in terms of Article 75(h) of the Company s Articles of Association to retire as Directors at the AGM of the Company to be held on 28 NOV 2003 and who are eligible for and have offered himself for re-election at the AGM

Mgmt For *

5. Re-appoint KPMG Inc as Auditors

Mgmt For *

6.S1 Authorize the Directors of the Company to approve the purchase by the Company, or by any of its subsidiaries, of the Company s shares, subject to the provisions of the Companies Act of 1973, as amended and subject to the rules and requirements of the JSE, as amended, provided that: a) the general authority granted to the Directors shall be valid only until the Company s next AGM and shall not extend beyond 15 (fifteen) months from the date of this resolution; b)the general authority shall be limited to a maximum of 10% of the Company s issued share capital of the shares in the applicable class at the time that the authority is granted; c) any acquisition must not be made at a price more than10% above the weighted average of the market value of the share for the five business days immediately preceding the date of such acquisition; d) that a paid press release giving such details as may be required in terms of the Listings Requirements of the JSE be published when the Company or its subsidiaries have cumulatively repurchased 3% of the shares in issue at the time the authority was given; and e) the general authority may be varied or revoked, by special resolution, prior to the next AGM of the Company

Mgmt For *

7.O1 Approve to place the balance of the ordinary shares of the Company, not allotted nor issued as at 28 NOV 2003, under the control of the Directors with general authorization to allot and issue such shares at such prices and upon such terms and conditions, as they deem fit subject to the provisions of the Companies Act of 1973, as amended, and the rules and requirements of the JSE, as amended, and of the Securities Regulation Panel

Mgmt Against *

8.O2 Approve the revised annual fees payable by the Company to nonexecutive
Directors by the Company and any of its subsidiaries with retroactive effect from 1OCT 2003

Mgmt For *

Transact such other business as may be transacted at an AGM of members

Non-Voting No Vote *

* Management position unknown

SOUTH AFRICAN IRON & STEEL INDUSTRIAL CORP LTD ISC
CUSIP/CINS: S7815D119
Ticker:
Meeting Date: 27-May-04

1. Receive and approve the financial statements of the Company and the Group for the 6 months ended 31 DEC 2003, including the Directors report and the report of the Auditors thereon

Mgmt For *

2.a Re-elect Mr. Davinder Chugh as a Director, who retires by rotation pursuant to Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

2.b Re-elect Mr. Malcolm Macdonald as a Director, who retires by rotation pursuant to Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

2.c Re-elect Ms. Cathie Markus as a Director, who retires by rotation pursuant to Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

2.d Re-elect Mr. Aditya Mittal as a Director, who retires by rotation pursuant to Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

2.e Re-elect Mr. Khaya Ngqula as a Director, who retires by rotation pursuant to Articles 15.2 and 16.1 of the Company s Articles of Association

Mgmt For *

3. Approve the Non-Executive Directors fees for the YE 31 DEC 2003

Mgmt For *

4. Approve the annual fees as the maximum Non-Executive Directors fees payable for the period 01 JUL 2004 to 31 DEC 2005

Mgmt For *

5. Approve to place all the unissued shares in the capital of the Company under the control of the Directors in terms of Section 221 of the Companies Act, 1973the Act , and renew the authority to allot and issue the same, subject to the provisions of the Act and the requirements of the JSE Securities Exchange South Africa JSE

Mgmt Against *

6. Authorize the Directors, subject to the listing requirements of the JSE, to issue to public shareholders and not to related parties ordinary shares for cash, not exceeding in aggregate in any one FY, 15% of the Company s issued ordinary share capital at the maximum permitted discount of 10% of the average closing price of such shares over the 30 previous days of the press announcement or, where no announcement is required and none has been made, the date of issue of such shares; Authority expires the earlier of the next AGM or 15 months from the date of this AGM ; a press announcement giving full details, including the impact on net asset value and earnings per share, will be published at the time of any issue representing, on a cumulative basis within one FY, 5% or more of the number of shares in issue prior to the issue/s

Mgmt Against *

S.7 Authorize the Company or any of its subsidiaries, in terms of the Articles of Association of the Company and/or any subsidiary of the Company and subject to the provisions of the Act, to acquire shares issued by the Company, on the open market of JSE, as determined by the Directors, but subject to the provisions of the Act and the Listing Requirements of the JSE, not exceeding in aggregate 10% of the Company s issued ordinary share capital in any 1 FY, at a price of no more than 10% above the weighted average market price of such shares over the previous 5 business days; Authority expires the earlier of the next AGMor 15 months ; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of the relevant class of securities and for each 3% in aggregate of the initial number of that class acquired thereafter

Mgmt For *

* Management position unknown

STANDARD BANK GROUP LIMITED
CUSIP/CINS: S80605108
Ticker:
Meeting Date: 20-May-04

1. Receive and adopt the annual financial statements for the YE 31 DEC 2003, including the reports of the Directors and the Auditors

Mgmt For *

2. Ratify the payment of ZAR 10 000 in respect of the Directors fees for International Directors

Mgmt For *

3.1 Approve the proposed fees payable to the Non-Executive Directors for 2004: Chairman of Standard Bank Group ZAR 2,044,900 per annum

Mgmt For *

3.2 Approve the proposed fees payable to the Non-Executive Directors for 2004: Director of Standard Bank Group ZAR 83,000 per annum

Mgmt For *

3.3 Approve the proposed fees payable to the Non-Executive Directors for 2004: International director of Standard Bank Group EUR 20,000 per annum

Mgmt For *

3.4 Approve the proposed fees payable to the Non-Executive Directors for 2004: Group credit committee Member per meeting ZAR 9,000

Mgmt For *

3.5 Approve the proposed fees payable to the Non-Executive Directors for 2004: Directors affairs committee Member ZAR 18,000 per annum

Mgmt For *

3.6 Approve the proposed fees payable to the Non-Executive Directors for 2004: Group risk management committee Chairman ZAR 94,500 per annum; Member ZAR 47,250per annum

Mgmt For *

3.7 Approve the proposed fees payable to the Non-Executive Directors for 2004: Group remuneration Committee Chairman ZAR 83,000 per annum; Member ZAR 41,500 per annum

Mgmt For *

3.8 Approve the proposed fees payable to the Non-Executive Directors for 2004: Transformation committee Chairman ZAR 71,000 per annum; Member ZAR 35,500 per annum

Mgmt For *

3.9 Approve the proposed fees payable to the Non-Executive Directors for 2004: Group audit committee Chairman ZAR 142,000 per annum; Member ZAR 71,000 per annum

Mgmt For *

3.10 Approve the proposed fees payable to the Non-Executive Directors for 2004: Adhoc meeting attendance ZAR 9,000 per meeting

Mgmt For *

4.1 Re-elect Mr. D.D.B. Band as a Director, who retires by rotation

Mgmt For *

4.2 Re-elect Mrs. E. Bradley as a Director, who retires by rotation

Mgmt For *

4.3 Re-elect Mr. T. Evans as a Director, who retires in accordance with the provisions of the Company s Articles of Association

Mgmt For *

4.4 Re-elect Mr. T.S. Gcabashe as a Director, who retires in accordance with the provisions of the Company s Articles of Association

Mgmt For *

4.5 Re-elect Mr. D.A. Hawton as a Director, who retires by rotation

Mgmt For *

4.6 Re-elect Sir Paul Judge as a Director, who retires in accordance with the provisions of the Company s Articles of Association

Mgmt For *

4.7 Re-elect Advocate K.D. Moroka as a Director, who retires in accordance with the provisions of the Company s Articles of Association

Mgmt For *

4.8 Re-elect Mr. A.C. Nissen as a Director, who retires in accordance with the provisions of the Company s Articles of Association

Mgmt For *

4.9 Re-elect Sir Robert Smith as a Director, who retires in accordance with the provisions of the Company s Articles of Association

Mgmt For *

5.1 Approve to place all the ordinary shares required for the purpose of carrying out the terms of the Standard Bank Group Share Incentive Scheme Scheme other than those which have specifically been appropriated for the Scheme in terms of ordinary resolutions duly passed at previous AGM of the Company, under the control of the Directors, and grant authority to allot and issue those shares in terms of the Scheme

Mgmt For *

5.2 Approve to place the unissued ordinary shares in the authorized share capital of the Company under the control of the Directors of the Company and grant authority to allot and issue the ordinary shares at their discretion until the next AGM of the Company, subject to the provisions of the Companies Act, 61 of 1973, the Banks Act, 94 of 1990, as amended and the Listings Requirements of the JSE Securities Exchange South Africa, subject to the aggregate number of ordinary shares able to be allotted and issued in terms of this resolution being limited to 10% of the number of ordinary shares in issue at 31 DEC 2003

Mgmt Against *

5.3 Approve, subject to the passing and registration of special resolutions numbers 2 and 3, resolved as an ordinary resolution that the unissued non-redeemable, non-cumulative, non-participating preference shares Preference Shares , to place the authorized share capital of the Company under the control of the Directors of the Company and grant authority to allot and issue the preference shares at their discretion until the next AGM of the Company, subject to the provisions of the Companies Act, 61 of 1973, as amended, the Banks Act, 94 of 1990, as amended and the Listings Requirements of the JSE Securities Exchange South Africa

Mgmt For *

5.4 Authorize the Directors of the Company, subject to the provisions of the Companies Act 61 of 1973, as amended, Companies Act the Banks Act 94 of 1990, as amended, and the Listings Requirements of the JSE Securities Exchange South Africa , to make payments to shareholders in terms of
Section 5.85(b) of the Listings Requirements, subject to the following conditions: a) payments to shareholders in terms of this resolution shall be made in terms of Section 90 of the Companies Act and be made pro rata to all shareholders; b) in any 1 FY, payments to shareholders in terms of this resolution shall not exceed a maximum of20% of the Company s issued share capital, including reserves but excluding minority interests, and reevaluations of assets and intangible assets that are not supported by a valuation by an independent professional expert acceptable to the JSE Securities Exchange South Africa prepared within the last 6months, measured as at the beginning of such FY; and Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months

Mgmt For *

S.6.1 Authorize the Company or any of its subsidiaries, subject to the approval of the debenture holders of the Company and in terms of Section 85(2) of the Companies Act 61 of 1973 Act, to acquire its ordinary shares, on the open market ofJSE, as determined by the Directors, but subject to the provisions of the Act and the listing requirements of the JSE, not exceeding in aggregate 20% of the Company s issued ordinary share capital in any 1 FY, at a price of no more than 10% above the weighted average market price of such shares over the previous 5 business days; Authority expires the earlier of the next AGM or 15 months

Mgmt For *

S.6.2 Approve to increase the Company s authorized share capital by ZAR 10,000,000,00 ten million Rand by the creation of 1,000,000,000 one billion non- redeemable, non-cumulative, non participating preference shares of a nominal value of ZAR 0,01 each, subject to and carrying the rights, restrictions, privileges and conditions set out in the new
Article 184 of the Company s Articles of Association

Mgmt For *

S.6.3 Amend, subject to the passing and registration of special resolution number S.6.2, the Company s Articles of Association by inserting a new Article 184 into the Articles of Association

Mgmt For *

S.6.4 Amend, subject to passing and registration of special resolutions numbers 2 and 3, the Company s Memorandum of Association by deleting the existing paragraph 4 of the Memorandum of Association and replacing with new paragraph 4

Mgmt For *

S.6.5 Amend the Company s Articles of Association by deleting the existing Article 103 and replace with the new Article

Mgmt For *
* Management position unknown

STEINHOFF INTERNATIONAL HOLDINGS LTD
CUSIP/CINS: S81589103
Ticker:
Meeting Date: 01-Dec-03

PLEASE NOTE THAT THIS IS AN AGM. THANK YOU. Non-Voting No Vote *

1.O1 Receive and adopt the annual financial statements for the YE 30 JUN 2003, together with the report of the Directors and the Auditors thereon

Mgmt For *

2O21 Re-elect Mr D.E. Ackerman as a Director

Mgmt For *

2O21 Re-elect Mr M. J. Jooste as a Director

Mgmt For *

2O21 Re-elect Mr B. E Steinhoff as a Director

Mgmt For *

2O21 Re-elect Mr N. W Steinhoff as a Director

Mgmt For *

2.O2 Ratify the appointment of Mr. JHN van der Merwe as a Executive
Director

Mgmt For *

2.O2 Transact any other business Other For *

2O23 Ratify the aggregate sum of the Directors remuneration in respect of the FYE 30 JUN 2003

Mgmt For *

2O23 Re-appoint Messrs. Deloitte and Touche of Pretoria as the Auditors of the Company

Mgmt For *

3O3. Approve, to place authorized but unissued share capital of the Company under the control of the Directors, to allot and issue such shares as they may deem fit

Mgmt Against *

3O3. Authorize the Directors of the Company to issue shares for cash

Mgmt Against *

4.O4 Approve that the Company places and reserves 85,426,746 unissued ordinary shares in the Company at the disposal of the Directors for the continued implementation of the Steinhoff International Share Incentive Schemes

Mgmt For *

5.O5 Authorize the Company to allot and issue of shares at nominal value

Mgmt For *

6.S1 Authorize the Board of Directors to purchase of its own shares by the Company or subsidiary

Mgmt For *

7.O7 Authorize the Board of Directors to create and issue convertible debentures, debenture stock, bonds or any other convertible instruments in the capital of the Company

Mgmt For *

* Management position unknown

TELKOM SA LTD
CUSIP/CINS: S84197102
Ticker:
Meeting Date: 27-Aug-03

1. Receive and approve the financial statements for the period ended 31
DEC 2002

Mgmt For *

2. Appoint the Company s Auditors until the conclusion of the next AGMngle resolution

Mgmt For *

3. Approve the Telkom Management Share Option Plan (MSOP) and the Telkom EmployeeShare Ownership Plan (ESOP)Association

Mgmt Against *

4. Approve to place under the control of the Directors 33,421,909 ordinary shares in the authorized but unissued share capital of the Company in terms of Section 221(2) of the Companies Act to allot and issue up to:: a) 27,851,591 of such shares to participants in terms of the MSOP in accordance with the terms and conditions of the MSOP and any amendments thereto; and b) 5,570,318 of such shares to participants in terms of the ESOP in accordance with the terms and conditions of the ESOP and any amendments thereto

Mgmt Against *

51S1 Amend Clause 33.1.1 of the Company s Articles of Association to reduce the minimum number of Board meetings per year from 6 to 4

Mgmt For *

52S2 Authorize the Company, or a subsidiary of the Company, subject to the limitations set out in the provisos to this Special Resolution 2, by way of a general approval, to acquire ordinary shares in the issued share capital of the Company from time to time, upon such terms and conditions and in such amounts as the Directors of the Company and/or its subsidiaries may from to time to time decide, but always subject to the provisions of the Companies Act 61 of 1973, as amended (Companies Act) and the Listings Requirements from time to time of the JSE, which general approval shall endure until the following AGM of the Company (whereupon this approval shall lapse unless it is renewed at the aforementioned AGM, provided that this approval shall not extend beyond fifteen months from the date of registration of this Special Resolution 2), provided that neither the Company nor any subsidiary of the Company shall acquire any ordinary shares in the issued share capital of the Company unless, prior to the implementation of the first such acquisition: a) the Company ensures that its sponsor provides the JSE with the necessary report on the adequacy of the working capital of the Company and its subsidiaries in terms of the Listings Requirements; and b) the Company provides the JSE with a written statement and confirmation by the Directors of the Company to the effect that, after considering the effect of such acquisition: (i) the Company and the Group are at the time of the relevant acquisition, or would after the implementation of the relevant acquisition be, able to pay their debts as they become due in the ordinary course of business, for a period of at least 12 months from the date of their statement; (ii) the assets of the Company and the Group, would, after the implementation of the relevant acquisition, be in excess of the liabilities of the Company and the Group, for a period of at least 12 months from the date of their statement. For this purpose, the assets and liabilities of the Company and the Group will be recognized and measured in accordance with the accounting policies used in the latest audited annual group financial statements of the Company; (iii) the share capital and reserves of the Company and the Group would, after the implementation of the relevant acquisition, be adequate for the ordinary business purposes, for a period of at least 12 months from the date of their statement; and (iv) the working capital of the Company and the Group would, after the implementation of the relevant acquisition, be adequate for ordinary business purposes, for a period of at least 12 months from the date of their statement, and (v) prior to the implementation of any further such acquisition that is implemented within the 12 month period referred to above, the Company provides the JSE with a written statement and confirmation by the Directors of the Company to the effect that the provisions of the Companies Act have been complied with in respect of such further acquisition

Mgmt For *

PLEASE NOTE THAT THIS IS A REVISION DUE TO THE REVISED WORDING OF THE RESOLUTIONS. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting No Vote *

* Management position unknown

TELKOM SA LTD
CUSIP/CINS: S84197102
Ticker:
Meeting Date: 27-Jan-04

1. Receive the annual financial statements for the year ended 31 MAR 2003, copies of which were posted to members in JUL 2003

Mgmt For *

2. Transact such other business as may be transacted at an AGM Mgmt For *

3.1O Approve and adopt the Telkom Conditional Share Plan Mgmt For *

3.2O Approve that, subject to the passing of ordinary resolution number 1 to be proposed at the AGM at which, inter alia, this ordinary resolution number 2 is tube considered, 22,281,272 shares in the issued ordinary share capital of the Company (being 4% thereof) be and are hereby placed under the control of the Directors of the Company who are specifically authorized in terms of Section 221 of the Companies Act 61 of 1973, as amended, to allot and issue all or any of such shares to the participants under, and in terms of the provisions of, The Telkom Conditional Share Plan, as amended

Mgmt For *

4.1S Amend Clause 33.1.1 of the Company s Articles of Association to reduce the minimum number of Board meetings per year from 6 to 4

Mgmt For *

4.2S Authorize the Company, or a subsidiary of the Company, subject to the limitations set out in the provisos to this special resolution 2, by way of a general approval, to acquire ordinary shares in the issued share capital of the Company from time to time, upon such terms and conditions and in such amounts as the Directors of the Company and/or its subsidiaries may from to time to time decide, but always subject to the provisions of the Companies Act, 61 of 1973, as amended ( Companies Act ) and the Listings Requirements ( Listings Requirements ) from time to time of the JSE, which general approval shall endure until the following AGM of the Company (whereupon this approval shall lapse unless it is renewed at the aforementioned AGM, provided that this approval shall not extend beyond fifteen months from the date of registration of this special resolution 2), provided that neither the Company nor any subsidiary of the Company shall acquire any ordinary shares in the issued share capital of the Company unless, prior to the implementation of the first such acquisition: a) the Company s Directors ensures that its sponsor provides the JSE with the necessary report on the adequacy of the working capital of the Company and its subsidiaries in terms of the Listings Requirements prior to the commencement of the buyback; b) the Company provides the JSE with a written statement and confirmation by the Directors of the Company to the effect that, after considering the effect of such acquisition: i) the Company and the Group are at the time of the relevant acquisition, or would after the implementation of the relevant acquisition be, able to pay their debts as they become due in the ordinary course of business, for a period of at least 12 months from the date of their statement;ii) the assets of the Company and the Group, would, after the implementation of the relevant acquisition, be in excess of the liabilities of the Company and the Group, for a period of at least 12 months from the date of their statement. For this purpose, the assets and liabilities of the Company and the Group will be recognized and measured in accordance with the accounting policies used in the latest audited annual group financial statements of the Company; iii)the share capital and reserves of the Company and the Group would, after the implementation of the relevant acquisition, be adequate for the ordinary business purposes, for a period of at least 12 months from the date of their statement; and iv) the working capital of the Company and the Group would, after the implementation of the relevant acquisition, be adequate for ordinary business purposes, for a period of at least 12 months from the date of their statement, and prior to the implementation of any further such acquisition that is implemented within the 12-month period referred to above, the Company provides the JSE with a written statement and confirmation by the Directors of the Company to the effect that the provisions of the Companies Act have been complied with in respect of such further acquisition; It is recorded that the Listings Requirements currently require, inter alia, that the Company may acquire ordinary shares in the Company pursuant to a general approval if: a) authorization thereto being given by its Articles; b) approval by shareholders in terms of a special resolution of the Company, in Annual General/General Meeting, which shall be valid only until the next AGM or for 15 months from the date of the resolution, whichever period is shorter; c) such repurchase does not exceed 20% of the Company s issued ordinary share capital in any one financial year; d) the repurchase of securities being effected through the order book operated the JS E trading system and done without any prior understanding or arrangement between the Company and the counter parties; e) such repurchases are not made at a price more than 10% above the weighted average of the market value of the Company s ordinary shares for the five business days immediately preceding such repurchase; f) at any point in time, a company may appoint one agent to effect any repurchase(s) on the Company s behalf; g) the Company may only undertake a repurchase of its share if, after such repurchase, it still complies with paragraphs 3.37 to 3.41 of the JSE Listing Requirements concerning shareholder spread requirements; and h) an announcement is published by the Company as soon as ordinary shares constituting, on a cumulative basis, 3% of the number of ordinary shares in issue at the time the general approval is granted ( initial number ) have been repurchased and thereafter, after each 3% in aggregate of the initial number has been repurchased, containing full details of such repurchases.

Mgmt For *

* Management position unknown

TIGER BRANDS LTD
CUSIP/CINS: S84594134
Ticker:
Meeting Date: 30-Oct-03

S.1 Approve that the existing 555,000 5.5% cumulative preference shares of ZAR 2,00 each in the authorized and issued share capital of the Company, be and hereby converted into 555,000 redeemable preference shares of ZAR 2,00 each, all of which shares shall rank pari passu in all respects, having the rights, privileges and conditions as set out in
Article 42 of the Company s Articles of Association as amended in terms of special resolution no.2

Mgmt

S.2 Amend the Company s Articles of Association by deleting a existing
Article 42and replace with a new Article

Mgmt

TIGER BRANDS LTD
CUSIP/CINS: S84594134
Ticker:
Meeting Date: 23-Feb-04

1.O1 Receive and adopt the consolidated audited financial statements of the Company and its subsidiaries, incorporating the Auditors and the Directors reports for the YE 30 SEP 2003

Mgmt

2.O2 Re-elect Mr. A.C. Nissen as a Director of the Company, who resigns in terms of Article 14 of the Articles of Association of the Company

Mgmt

3.O3 Re-elect Mr. R.A. Williams as a Director of the Company, who resigns in terms of Article 14 of the Articles of Association of the Company

Mgmt

4.O4 Re-elect Mr. D.D.B. Band as a Director of the Company, who resigns in terms of Article 14 of the Articles of Association of the Company

Mgmt

5.O5 Re-elect Mr. B.L. Sibiya as a Director of the Company, who resigns in terms of Article 13.2 of the Articles of Association of the Company

Mgmt
6.O6 Re-elect Mr. L.C. Van Vught as a Director of the Company, who resigns in terms of Article 13.2 of the Articles of Association of the Company

Mgmt

7.O7 Appoint Ernst & Young as the External Auditors of the Company, in terms of Section 270 of the Companies Act, 1973

Mgmt

8.S1 Authorize the Company or any of its subsidiaries, in terms of the authority granted in the Articles of Association of the Company, to acquire the Company sown ordinary shares, but subject to the provisions of the Act and the listing requirements of the JSE, not exceeding in aggregate 10% of the Company s issued capital in any 1 FY, at a price of no more than 10% above the weighted average market price of such shares over the previous 5 business days; Authority expires the earlier of the next AGM of the Company or 15 months ; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of the relevant class of securities and for each 3% in aggregate of the initial number of that class acquired thereafter

Mgmt

PLEASE NOTE THAT THIS IS AN ANNUAL GENERAL MEETING. THANK YOU

Non-Voting

VENFIN LTD
CUSIP/CINS: S9214D104
Ticker:
Meeting Date: 29-Oct-03

1. Approve the audited annual financial statements of the Company and the Group for the YE 30 JUN 2003

Mgmt

2. Approve the joint remuneration of the Non-Executive Directors in the amount of ZAR 77O,000 for the YE 30 JUN 2003

Mgmt

3. Approve that the single resolution be moved for the election of Directors

Mgmt

4.1 Re-elect Mr. J.P. Rupert as the Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

4.2 Re-elect Mr. P.E. Beyers as the Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

4.3 Re-elect Mr. M.J. Bosman as the Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

4.4 Re-elect Prof. E.C. Botha as the Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

4.5 Re-elect Mr. J.W. Dreyer as the Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

4.6 Re-elect Mr. A.G. Fletcher as the Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

4.7 Re-elect Dr. E. Links as the Director of the Company, who retires in terms of Clause 31.1.1 of the Company s Articles of Association

Mgmt

5. Amend the rules of the Company s Share Scheme with immediate effect, by substituting the new clauses for the existing Clauses 3.5.1, 3.5.2,
3.5.3 and 3.5.4

Mgmt

6. Approve to place the ordinary shares of one cent each ordinary shares and the B shares of 10% cents each in the authorized but unissued share capital of the Company under the control of the Board of Directors of the Company as a general authority in terms of section 221(2) of the Companies Act Act 61 of 1973, as amended the Companies Act , subject to the provisions of the Companies Act and the listings requirements of the JSE Securities Exchange South Africa Listings Requirements until the next AGM, for allotment and issue to such persons and on such conditions as the Board of Directors may deem fit

Mgmt

7. Authorize the Board of Directors of the Company, by way of a renewable general authority, to issue equity shares in the authorized but unissued share capital of the Company for cash, provided that: this general authority shall be valid until the Company s next AGM or for 15 months from the date of this resolution, whichever period is shorter; the equity shares which are the subject of the issue for cash must be of a class already in issue, or where this is not the case, must be limited to such securities or rights that are convertible into a class already in issue; the equity shares which must be issued to public shareholders and not to related parties; the equity shares which are the subject of the issue for cash may not exceed 15% in the aggregate in any one FY of the number of equity shares in issue of that class; the maximum discount at which the equity shares may be issued is 10% of the weighted average traded price of the Company s ordinary shares measured over 30 business days prior to the date that the price of the issue is determined or agreed by the Directors of the Company; an announcement be published by the Company when the Company has issued, on a cumulative basis within a FY, 5% or more of the number of equity shares in issue prior to that issue, in terms of 11.22 of the Listings Requirements; the general authority contained in this resolution is hereby granted and shall apply mutatis mutandis to the use of equity shares in the Company that are held by subsidiaries of the Company

Mgmt

S.8 Authorize the Board of Directors of the Company, by way of a renewable general authority, to approve the purchase of its own ordinary shares by the Company or to approve the purchase of ordinary shares in the Company by any subsidiary of the Company, provided that: this general authority shall be valid until the Company s next AGM or 15 months from the date of this resolution, whichever period is shorter; the ordinary shares be purchased through the order book of the JSE trading system and done without any prior understanding or arrangement between the Company and/or the relevant subsidiary and the counterparty; an announcement be published by the Company (i) when the Company and/or its subsidiaries have cumulatively repurchased 3% of the ordinary shares in issue as at the time the general authority was given the initial number ; and (ii) for each 3% in aggregate of the initial number of ordinary shares acquired thereafter by the Company and/or its subsidiaries in compliance with 11.27 of the Listings Requirements; the general repurchase by the Company of its own ordinary shares shall not in the aggregate in any one FY exceed 20% of the initial number, provided that the acquisition of ordinary shares as treasury stock by a subsidiary of the Company shall not exceed 10% in the aggregate of the number of issued shares of the Company; repurchases must not be made at a price more than10% above the weighted average of the market value of the ordinary shares for the five business days immediately preceding the date on which the transaction is effected; at any point in time the Company may only appoint one agent to effect any repurchase on the Company s behalf or on behalf of any subsidiary of the Company; the Company will after a repurchase still comply with the provisions of the Listings Requirements regarding shareholder spread; the Company and the subsidiary will not repurchase ordinary shares during a prohibited period as defined in the Listings Requirements ; and such repurchase shad be subject to the Companies Act, the Company s Articles of Association and the Listings Requirements

Mgmt

Transact any other business
Non-Voting


WOOLWORTHS HOLDINGS LTD, SOUTH AFRICA
CUSIP/CINS: S98758113
Ticker:
Meeting Date: 22-Sep-03

1.S1 Approve to reduce the Company s share premium account to distribute an amount of ZAR 173,068,917 to shareholders registered on 10 OCT 2003 at the rate of 18.5 cents per ordinary share

Mgmt

2.O1 Authorize the Directors of the Company to do all acts and things deemed necessary to implement the payment to the shareholders

Mgmt
WOOLWORTHS HOLDINGS LTD, SOUTH AFRICA
CUSIP/CINS: S98758113
Ticker:
Meeting Date: 20-Nov-03

PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.
Non-Voting No Vote *

1. Receive and approve the consolidated annual financial statements for the YE 30JUN 2003

Mgmt For *

2. Appoint Ernst Young as the Company s Auditors

Mgmt For *

3. Appoint SAB T as the Company s Joint Auditors

Mgmt For *

4.1 Re-elect Mr. D.A. Hawton as a Director

Mgmt For *

4.2 Re-elect Mr. B.J. Frost as a Director

Mgmt For *

4.3 Re-elect Mr. M.B. Arnes as a Director

Mgmt For *

5. Approve the remuneration of the Directors for the FYE 30 JUN 2003

Mgmt Abstain *

6. Approve that the Executive Directors shall not receive remuneration in their capacity as Directors and approve the remuneration to be paid to Non-Executive Directors of the Company

Mgmt Abstain *

7. Approve that the unauthorized unissued capital of the Company, be hereby placed under the control of the Directors to allot and issue such shares as they may deem fit

Mgmt Abstain *

S.8 Amend the Articles of Association of the Company

Mgmt For *

S.9 Approve the acquisition by the Company of shares issued by the Company as the Directors may deem fit

Mgmt For *

10. Authorize Company to make payments to its shareholders from time to time

Mgmt For *

11. Authorize the Directors to do all such things and sign all such documents as they may see deem fit

Mgmt For *

12. Transact other business

Other For *

* Management position unknown

WOOLWORTHS HOLDINGS LTD, SOUTH AFRICA
CUSIP/CINS: S98758113
Ticker:
Meeting Date: 20-Nov-03

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING 114759, DUE TO CHANGE IN THENUMBERING AND THE VOTING STATUS OF A RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU

Non-Voting

1. Receive and approve the consolidated annual financial statements of the Company and its subsidiaries for the YE 30 JUN 2003

Mgmt

2. Appoint Ernst Young as the Company s Joint Auditors, until the conclusion of the next AGM of the Company

Mgmt

3. Appoint SAB& T as the Company s Joint Auditors, until the conclusion of the next AGM of the Company

Mgmt

4. Re-elect Mr. D.A. Hawton as a Director, who retires in accordance with the Articles of Association

Mgmt

5. Re-elect Mr. B.J. Frost as a Director, who retires in accordance with the Articles of Association

Mgmt

6. Re-elect Mr. M.B. Arnes as a Director, who retires in accordance with the Articles of Association

Mgmt

7.01 Approve the remuneration of the Directors for the FYE 30 JUN 2003

Mgmt

8.O2 Approve that the Executive Directors shall not receive remuneration in their capacity as Directors and the remuneration to be paid to Non-Executive Directors of the Company

Mgmt

9.O3 Approve to place such number of the ordinary shares in the authorized but unissued capital of the Company required for the purpose of carrying out the terms of the Company, under the control of the Directors, who are authorized to allot and issue those shares in terms of the Trust

Mgmt

1O.S Amend the Articles of Association of the Company as follows: by the deletion of Article 8.10; by the amendment of Article 11.6 by the insertion of new words in the first paragraph and by the deletion of a few words in the second paragraph

Mgmt

11.S2 Approve: the acquisition by the Company of shares issued by the Company, on such terms and conditions as the Directors may deem fit; and the acquisition by an subsidiary of the Company of shares issued by the Company, on such terms and conditions as the Directors of such subsidiary may deem fit, subject to the approval in terms of Sections 85 and 89 of the Companies Act 1973, as amended and in terms of the listing requirements of the JSE Securities Exchange South Africa JSE , such acquisitions shall be implemented through the order book operated by the JSE trading system and done without any prior understanding or arrangement between the Company and the counterparty, reported trades being prohibited, not exceeding in aggregate 20% of the Companys issued share capital of that class in any 1 FY and not exceeding in aggregate of such acquisitions by subsidiaries of the Company 10% of the Company s issued share capital at any one time, at a price of no more than 10% above the weighted average market value of such shares over the previous 5 business days; Authority expires the earlier of the next AGM of the Company or 15 months from the date of this resolution ; a paid press announcement will be published when the Company has acquired, on a cumulative basis, 3% of the initial number of the relevant class of securities and for each 3% in aggregate of the initial number of that class acquired thereafter; and no repurchases of shares shall be effected during a prohibited period as contemplated in the listing requirements of the JSE

Mgmt

12.O Authorize the Company, in terms of Section 90 of the Companies Act 1973, as amended and in terms of the listing requirements of the JSE Securities Exchange South Africa JSE , to make payments to its shareholders from time to time, in such amount and in such form as the Directors may in their discretion from time to time determine, not exceeding in aggregate 20% of the Company s issued share capital, including reserves but excluding minority interests and reevaluations of assets and intangible assets that are not supported by a valuation by an independent professional expert acceptable to the JSE prepared within the last 6 months, in any 1 FY, measured as at the beginning of such FY; and such payments shall be made pro rata to all shareholders

Mgmt

13.O Authorize the Directors to do all such things and sign all such documents and procure the doing of all such things and the signature of all such documents as may be necessary or incidental to give effect to the approval granted in terms of Resolution number 11.S2 and Resolution number 12.O4 to be proposed at the AGM at which this resolution will be proposed

Mgmt

Transact any other business

Non-Voting



SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Southern Africa Fund, Inc.
-------------------------------------------------------------------------
       (Registrant)

By: /s/ Royce Brennan

Royce Brennan
Secretary of  The Southern Africa Fund, Inc.

Date: August 31, 2004